   As filed with the Securities and Exchange Commission on December 4, 2000.

                                                             File No. 33-61267
                                                                     811-07329

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 7
                                   TO FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A. Exact name of trust:  Separate Account VL I

B. Name of depositor:  Hartford Life and Annuity Insurance Company

C. Complete address of depositor's principal executive offices:

   P. O. Box 2999
   Hartford, CT  06104-2999

D. Name and complete address of agent for service:

   Marianne O'Doherty
   Hartford Life and Annuity Insurance Company
   P. O. Box 2999
   Hartford, CT  06104-2999

   It is proposed that this filing will become effective:

   ____ immediately upon filing pursuant to paragraph (b) of Rule 485
   __X_ on January 2, 2001 pursuant to paragraph (b) of Rule 485
        60 days after filing pursuant to paragraph (a)(1) of Rule 485
   ____ on _______ pursuant to paragraph (a)(1) of Rule 485
   ____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G. Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                         RECONCILIATION AND TIE BETWEEN
                           FORM N-8B-2 AND PROSPECTUS

              Item No. of Form N-8B-2                                     Caption in Prospectus
              -----------------------                                     ---------------------
                        1.                                   Cover Page
                        2.                                   Cover Page
                        3.                                   Not Applicable
                        4.                                   Statement of Additional Information - Distribution of
                        5.                                   About Us - Separate Account VL I
                        6.                                   About Us - Separate Account VL I
                        7.                                   Not required by Form S-6
                        8.                                   Not required by Form S-6
                        9.                                   Legal Proceedings
                        10.                                  About Us - Separate Account VL I; The Funds
                        11.                                  About Us - Separate Account VL I; The Funds
                        12.                                  About Us - The Funds
                        13.                                  Fee Table;  Charges and Deductions
                        14.                                  Premiums
                        15.                                  Premiums
                        16.                                  Premiums
                        17.                                  Making Withdrawals From Your Policy
                        18.                                  About Us - The Funds; Charges and Deductions
                        19.                                  Your Policy - Contract Rights
                        20.                                  Not Applicable
                        21.                                  Loans
                        22.                                  Not Applicable
                        23.                                  Not Applicable
                        24.                                  Not Applicable
                        25.                                  About Us - Hartford Life and Annuity Insurance Company
                        26.                                  Not Applicable
                        27.                                  About Us - Hartford Life and Annuity Insurance Company
                        28.                                  Statement of Additional Information - General
                        29.                                  About Us - Hartford Life and Annuity Insurance Company
                        30.                                  Not Applicable
                        31.                                  Not Applicable
                        32.                                  Not Applicable
                        33.                                  Not Applicable
                        34.                                  Not Applicable

              Item No. of Form N-8B-2                                     Caption in Prospectus
              -----------------------                                     ---------------------

                        35.                                  Statement of Additional Information - Distribution of The Policies
                        36.                                  Not required by Form S-6
                        37.                                  Not Applicable
                        38.                                  Statement of Additional Information - Distribution of The Policies
                        39.                                  Statement of Additional Information - Distribution of The Policies
                        40.                                  Not Applicable
                        41.                                  Statement of Additional Information - Distribution of The Policies
                        42.                                  Not Applicable
                        43.                                  Not Applicable
                        44.                                  Premiums
                        45.                                  Not Applicable
                        46.                                  Premiums; Making Withdrawals From Your Policy
                        47.                                  About Us - The Funds
                        48.                                  Cover Page; About Us - Hartford Life and Annuity Insurance Company
                        49.                                  Not Applicable
                        50.                                  About Us - Separate Account VL I
                        51.                                  Not Applicable
                        52.                                  About Us - The Funds
                        53.                                  Taxes
                        54.                                  Not Applicable
                        55.                                  Not Applicable
                        56.                                  Not Required by Form S-6
                        57.                                  Not Required by Form S-6
                        58.                                  Not Required by Form S-6
                        59.                                  Not Required by Form S-6

The Prospectus is incorporated by reference in this Post-Effective Amendment No. 7, by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 (File No. 333-61267), as filed on April 12, 2000 and declared effective on May 1, 2000.


A Supplement to the Prospectus, dated January 2, 2001 is included in this Post-Effective Amendment.

STAG VARIABLE LIFE
SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SUPPLEMENT DATED JANUARY 2, 2001 TO PROSPECTUS
DATED MAY 1, 2000                                             [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Effective January 15, 2001 the following changes apply:

The following Sub-Accounts are added in alphabetical order to the cover page of the prospectus:

- AMERICAN FUNDS GLOBAL GROWTH FUND SUB-ACCOUNT Class 2 of the Global Growth Fund of American Funds Insurance Series

- AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND SUB-ACCOUNT Class 2 of the Global Small Capitalization Fund of American Funds Insurance Series

- AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT Class 2 of the Growth Fund of American Funds Insurance Series

- AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT Class 2 of the Growth-Income Fund of American Funds Insurance Series


- HARTFORD GLOBAL LEADERS SUB-ACCOUNT Class IA of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.



- HARTFORD GLOBAL TECHNOLOGY SUB-ACCOUNT Class IA of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc.



Under the section entitled "Summary of Benefits and Risks", the paragraph entitled "Investment Choices" is deleted and replaced with the following:


INVESTMENT CHOICES -- You may invest in up to 9 different investment choices within your policy, from a choice of 42 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

The table of Annual Fund Operating Expenses is deleted and replaced with the following:


                                                                                                           TOTAL FUND
                                                                                                            OPERATING
                                                                                          OTHER             EXPENSES
                                                  MANAGEMENT FEES     12B-1 FEES        EXPENSES         (INCLUDING ANY
                                                  (INCLUDING ANY    (INCLUDING ANY   (INCLUDING ANY      WAIVERS AND/OR
                                                     WAIVERS)          WAIVERS)      REIMBURSEMENTS)   ANY REIMBURSEMENTS)
--------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                      0.68%           0.25%             0.03%               0.96%
--------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund        0.79%           0.25%             0.03%               1.07%
--------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                             0.38%           0.25%             0.01%               0.64%
--------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                      0.34%           0.25%             0.01%               0.60%
--------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                             0.63%            N/A              0.02%               0.65%
--------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                 0.49%            N/A              0.03%               0.52%
--------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                 0.64%            N/A              0.02%               0.66%
--------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                  0.65%            N/A              0.03%               0.68%
--------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                       0.74%            N/A              0.12%               0.86%
--------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund (1)                0.85%            N/A              0.25%               1.10%
--------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                    0.78%            N/A              0.04%               0.82%
--------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                0.40%            N/A              0.03%               0.43%
--------------------------------------------------------------------------------------------------------------------------
Hartford International Advisers HLS Fund               0.76%            N/A              0.09%               0.85%
--------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund          0.69%            N/A              0.09%               0.78%
--------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                               0.76%            N/A              0.03%               0.79%
--------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                         0.45%            N/A              0.02%               0.47%
--------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                  0.45%            N/A              0.03%               0.48%
--------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                        0.75%            N/A              0.03%               0.78%
--------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                0.46%            N/A              0.02%               0.48%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                     0.80%            N/A              0.33%               1.13%
--------------------------------------------------------------------------------------------------------------------------

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                                           TOTAL FUND
                                                                                                            OPERATING
                                                                                          OTHER             EXPENSES
                                                  MANAGEMENT FEES     12B-1 FEES        EXPENSES         (INCLUDING ANY
                                                  (INCLUDING ANY    (INCLUDING ANY   (INCLUDING ANY      WAIVERS AND/OR
                                                     WAIVERS)          WAIVERS)      REIMBURSEMENTS)   ANY REIMBURSEMENTS)
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                      0.68%            N/A              0.10%               0.78%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                 0.65%            N/A              0.12%               0.77%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                           0.61%            N/A              0.12%               0.73%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                       0.46%            N/A              0.04%               0.50%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                         0.70%            N/A              0.13%               0.83%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                              0.65%            N/A              0.07%               0.72%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                  0.60%            N/A              0.07%               0.67%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                    0.80%            N/A              0.22%               1.02%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund         0.80%            N/A              0.18%               0.98%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund         1.08%            N/A              0.33%               1.41%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                               0.63%            N/A              0.08%               0.71%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                            0.41%            N/A              0.08%               0.49%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                       0.54%            N/A              0.05%               0.59%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                               0.70%            N/A              0.10%               0.80%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (2)               0.53%            N/A              0.37%               0.90%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston             0.65%            N/A              0.18%               0.83%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund             0.65%            N/A              0.06%               0.71%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                   0.65%            N/A              0.10%               0.75%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                 0.53%            N/A              0.04%               0.57%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio (3)            0.53%            N/A              0.09%               0.62%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (3)               0.48%            N/A              0.08%               0.56%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (3)                    0.73%            N/A              0.14%               0.87%
--------------------------------------------------------------------------------------------------------------------------


(1) Hartford Global Technology HLS Fund is a new fund. Total Fund Operating Expenses are based on annualized estimates of such expenses to be incurred during the current fiscal year.

(2) Total Annual Fund Operating Expenses for Putnam VT OTC & Emerging Growth Fund reflect voluntary reductions and reimbursements through at least December 31, 2000. Absent voluntary reductions and reimbursements, Total Annual Fund Operating Expenses would have been as follows:

                                                                                               TOTAL
                                                                                                FUND
                                                                                OTHER        OPERATING
                                                           MANAGEMENT FEES     EXPENSES       EXPENSES
--------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                            0.70%           0.37%          1.07%
--------------------------------------------------------------------------------------------------------

(3) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds of FMR on behalf of certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. These reductions will continue through at least December 31, 2000 pursuant to an agreement between the adviser and the funds. Without these reductions, Total Fund Operating Expenses would have been:

                                                                                               TOTAL
                                                                                                FUND
                                                                                OTHER        OPERATING
                                                           MANAGEMENT FEES     EXPENSES       EXPENSES
--------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                         0.53%           0.10%          0.63%
--------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                            0.48%           0.09%          0.57%
--------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                 0.73%           0.18%          0.91%
--------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

The following is added in the section entitled "About Us" immediately following the Hartford Ratings table:

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

Under the section entitled "The Funds", the following language is added in alphabetical order:

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalization of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued through high-quality growth companies worldwide that, in the opinion of Wellington Management, are leaders within their respective industries as indicated by established market presence and strong competitive position on a global, regional or country basis. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing in equity securities of technology companies worldwide. Sub-advised by Wellington Management.


The following text is added under the section entitled "The Funds":



The Funds may not be available in all states.


Under the section entitled "The Funds", under the sub-section entitled Investment Advisers, the following paragraph is inserted as the first paragraph of the section:


American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund and American Funds Growth-Income Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This policy invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Growth Companies, Inc.



Under the section entitled "Investment Advisers", the second paragraph is deleted and replaced with the following:



Each Hartford HLS Fund, except for Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund and Hartford Growth and Income HLS Fund is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Leaders HLS Fund and Hartford Growth and Income HLS Fund are diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Technology HLS Fund is a non-diversified series of Hartford Series Fund, Inc. The shares of each Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this policy.



The third paragraph under the sub-section entitled "Illustration of Death Benefits, Account Values and Cash Surrender Values" in the section entitled "Statement of Additional Information" is deleted and replaced with the following:



The tables reflect the fact that the net return on the assets held in the Sub-Accounts is lower than the gross after-tax return of the Funds. This is because the illustrations assume an investment management fee and other estimated Fund expenses totaling 0.75%. The 0.75% figure is based on an average of the current management fees and expenses of the 42 available Funds, taking into account any applicable expense caps or reimbursement arrangements. Actual fees and expenses of the Funds associated with a policy may be more or less than 0.75%, will vary from year to year, and will depend on how the Account Value is allocated.


The six "Illustration of Death Benefits, Account Values and Cash Surrender Values" tables in the section entitled "Statement of Additional Information" are replaced with the attached six tables.

The attached Financial Statements are added to the section entitled "Statement of Additional Information."

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-2860


33-61267

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                          DEATH BENEFIT OPTION: LEVEL
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                            $4,000 SCHEDULED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            4,200        3,618       3,218    250,000      3,618       3,218    250,000
     2            8,610        7,684       7,329    250,000      7,175       6,819    250,000
     3           13,241       12,028      11,717    250,000     11,016      10,705    250,000
     4           18,103       16,725      16,458    250,000     15,167      14,900    250,000
     5           23,208       21,833      21,611    250,000     19,652      19,430    250,000
     6           28,568       27,415      27,237    250,000     24,496      24,318    250,000
     7           34,196       33,521      33,388    250,000     29,728      29,595    250,000
     8           40,106       40,224      40,135    250,000     35,377      35,289    250,000
     9           46,312       47,574      47,529    250,000     41,477      41,433    250,000
    10           52,827       55,625      55,625    250,000     48,065      48,065    250,000
    11           59,669       64,392      64,392    250,000     55,186      55,186    250,000
    12           66,852       73,947      73,947    250,000     62,895      62,895    250,000
    13           74,395       84,362      84,362    250,000     71,258      71,258    250,000
    14           82,314       95,740      95,740    250,000     80,343      80,343    250,000
    15           90,630      108,194     108,194    250,000     90,228      90,228    250,000
    16           99,361      121,782     121,782    250,000    101,002     101,002    250,000
    17          108,530      136,718     136,718    250,000    112,773     112,773    250,000
    18          118,156      153,165     153,165    250,000    125,659     125,659    250,000
    19          128,264      171,305     171,305    250,000    139,806     139,806    250,000
    20          138,877      191,348     191,348    250,000    155,393     155,393    250,000

    25          200,454      338,511     338,511    392,672    262,654     262,654    304,679
    30          279,043      579,381     579,381    619,937    432,244     432,244    462,501
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5

--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                          DEATH BENEFIT OPTION: LEVEL
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                            $4,000 SCHEDULED PREMIUM



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            4,200        3,406       3,006    250,000      3,406       3,006    250,000
     2            8,610        7,035       6,679    250,000      6,540       6,184    250,000
     3           13,241       10,686      10,375    250,000      9,731       9,420    250,000
     4           18,103       14,406      14,139    250,000     12,978      12,711    250,000
     5           23,208       18,220      17,998    250,000     16,276      16,054    250,000
     6           28,568       22,152      21,974    250,000     19,617      19,439    250,000
     7           34,196       26,210      26,077    250,000     22,994      22,860    250,000
     8           40,106       30,417      30,328    250,000     26,394      26,305    250,000
     9           46,312       34,768      34,724    250,000     29,807      29,763    250,000
    10           52,827       39,259      39,259    250,000     33,219      33,219    250,000
    11           59,669       43,833      43,833    250,000     36,619      36,619    250,000
    12           66,852       48,486      48,486    250,000     39,996      39,996    250,000
    13           74,395       53,208      53,208    250,000     43,344      43,344    250,000
    14           82,314       58,005      58,005    250,000     46,647      46,647    250,000
    15           90,630       62,885      62,885    250,000     49,886      49,886    250,000
    16           99,361       67,761      67,761    250,000     53,037      53,037    250,000
    17          108,530       72,735      72,735    250,000     56,076      56,076    250,000
    18          118,156       77,813      77,813    250,000     58,967      58,967    250,000
    19          128,264       82,996      82,996    250,000     61,668      61,668    250,000
    20          138,877       88,290      88,290    250,000     64,141      64,141    250,000

    25          200,454      121,827     121,827    250,000     71,618      71,618    250,000
    30          279,043      161,790     161,790    250,000     62,973      62,973    250,000
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                          DEATH BENEFIT OPTION: LEVEL
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                            $4,000 SCHEDULED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            4,200        3,194       2,794    250,000      3,194       2,794    250,000
     2            8,610        6,411       6,056    250,000      5,931       5,575    250,000
     3           13,241        9,446       9,135    250,000      8,548       8,236    250,000
     4           18,103       12,347      12,081    250,000     11,042      10,776    250,000
     5           23,208       15,139      14,917    250,000     13,411      13,188    250,000
     6           28,568       17,841      17,663    250,000     15,642      15,464    250,000
     7           34,196       20,458      20,324    250,000     17,730      17,597    250,000
     8           40,106       23,009      22,920    250,000     19,662      19,573    250,000
     9           46,312       25,485      25,440    250,000     21,426      21,382    250,000
    10           52,827       27,874      27,874    250,000     23,009      23,009    250,000
    11           59,669       30,115      30,115    250,000     24,398      24,398    250,000
    12           66,852       32,198      32,198    250,000     25,584      25,584    250,000
    13           74,395       34,109      34,109    250,000     26,558      26,558    250,000
    14           82,314       35,850      35,850    250,000     27,303      27,303    250,000
    15           90,630       37,423      37,423    250,000     27,798      27,798    250,000
    16           99,361       38,726      38,726    250,000     28,015      28,015    250,000
    17          108,530       39,867      39,867    250,000     27,928      27,928    250,000
    18          118,156       40,842      40,842    250,000     27,494      27,494    250,000
    19          128,264       41,643      41,643    250,000     26,666      26,666    250,000
    20          138,877       42,262      42,262    250,000     25,398      25,398    250,000

    25          200,454       44,459      44,459    250,000     10,672      10,672    250,000
    30          279,043       38,259      38,259    250,000          0           0    250,000
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7

--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                          DEATH BENEFIT OPTION: LEVEL
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                            $4,000 SCHEDULED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            4,200        1,463           0    250,000      1,463           0    250,000
     2            8,610        4,915       1,004    250,000      4,915       1,004    250,000
     3           13,241        8,622       5,200    250,000      8,622       5,200    250,000
     4           18,103       12,656       9,722    250,000     12,656       9,722    250,000
     5           23,208       17,074      14,629    250,000     17,074      14,629    250,000
     6           28,568       21,935      19,980    250,000     21,935      19,980    250,000
     7           34,196       27,293      25,826    250,000     27,293      25,826    250,000
     8           40,106       33,216      32,238    250,000     33,216      32,238    250,000
     9           46,312       39,759      39,270    250,000     39,759      39,270    250,000
    10           52,827       46,982      46,982    250,000     46,982      46,982    250,000
    11           59,669       55,257      55,257    250,000     54,299      54,299    250,000
    12           66,852       64,343      64,343    250,000     62,287      62,287    250,000
    13           74,395       74,320      74,320    250,000     71,030      71,030    250,000
    14           82,314       85,301      85,301    250,000     80,612      80,612    250,000
    15           90,630       97,408      97,408    250,000     91,135      91,135    250,000
    16           99,361      110,714     110,714    250,000    102,711     102,711    250,000
    17          108,530      125,446     125,446    250,000    115,479     115,479    250,000
    18          118,156      141,785     141,785    250,000    129,594     129,594    250,000
    19          128,264      159,935     159,935    250,000    145,246     145,246    250,000
    20          138,877      180,128     180,128    250,000    162,666     162,666    250,000

    25          200,454      319,124     319,124    370,184    285,074     285,074    330,686
    30          279,043      546,875     546,875    585,156    484,931     484,931    518,876
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                          DEATH BENEFIT OPTION: LEVEL
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                            $4,000 SCHEDULED PREMIUM



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            4,200        1,368           0    250,000      1,368           0    250,000
     2            8,610        4,537        6 25    250,000      4,537         625    250,000
     3           13,241        7,744       4,322    250,000      7,744       4,322    250,000
     4           18,103       11,033       8,100    250,000     11,033       8,100    250,000
     5           23,208       14,431      11,986    250,000     14,431      11,986    250,000
     6           28,568       17,958      16,003    250,000     17,958      16,003    250,000
     7           34,196       21,625      20,159    250,000     21,625      20,159    250,000
     8           40,106       25,454      24,477    250,000     25,454      24,477    250,000
     9           46,312       29,446      28,957    250,000     29,446      28,957    250,000
    10           52,827       33,597      33,597    250,000     33,597      33,597    250,000
    11           59,669       38,192      38,192    250,000     37,195      37,195    250,000
    12           66,852       42,911      42,911    250,000     40,810      40,810    250,000
    13           74,395       47,743      47,743    250,000     44,438      44,438    250,000
    14           82,314       52,703      52,703    250,000     48,065      48,065    250,000
    15           90,630       57,797      57,797    250,000     51,675      51,675    250,000
    16           99,361       62,950      62,950    250,000     55,247      55,247    250,000
    17          108,530       68,260      68,260    250,000     58,763      58,763    250,000
    18          118,156       73,736      73,736    250,000     62,189      62,189    250,000
    19          128,264       79,388      79,388    250,000     65,489      65,489    250,000
    20          138,877       85,224      85,224    250,000     68,629      68,629    250,000

    25          200,454      116,994     116,994    250,000     80,738      80,738    250,000
    30          279,043      154,300     154,300    250,000     80,196      80,196    250,000
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9

--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                          DEATH BENEFIT OPTION: LEVEL
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                            $4,000 SCHEDULED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            4,200        1,273           0    250,000      1,273           0    250,000
     2            8,610        4,170         259    250,000      4,170         259    250,000
     3           13,241        6,923       3,500    250,000      6,923       3,500    250,000
     4           18,103        9,573       6,640    250,000      9,573       6,640    250,000
     5           23,208       12,143       9,699    250,000     12,143       9,699    250,000
     6           28,568       14,649      12,694    250,000     14,649      12,694    250,000
     7           34,196       17,096      15,629    250,000     17,096      15,629    250,000
     8           40,106       19,497      18,519    250,000     19,497      18,519    250,000
     9           46,312       21,847      21,358    250,000     21,847      21,358    250,000
    10           52,827       24,135      24,135    250,000     24,135      24,135    250,000
    11           59,669       26,615      26,615    250,000     25,604      25,604    250,000
    12           66,852       28,962      28,962    250,000     26,881      26,881    250,000
    13           74,395       31,156      31,156    250,000     27,956      27,956    250,000
    14           82,314       33,204      33,204    250,000     28,809      28,809    250,000
    15           90,630       35,102      35,102    250,000     29,419      29,419    250,000
    16           99,361       36,758      36,758    250,000     29,756      29,756    250,000
    17          108,530       38,268      38,268    250,000     29,792      29,792    250,000
    18          118,156       39,629      39,629    250,000     29,482      29,482    250,000
    19          128,264       40,834      40,834    250,000     28,777      28,777    250,000
    20          138,877       41,876      41,876    250,000     27,628      27,628    250,000

    25          200,454       43,471      43,471    250,000     13,333      13,333    250,000
    30          279,043       36,612      36,612    250,000          0           0          0
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 INDEX FOR HARTFORD AND FIDELITY
  SUB-ACCOUNTS
 Statements of Assets and
  Liabilities For the Period Ended
  September 30, 2000
  (unaudited).....................   SA-2
 Statements of Operations For the
  Period Ended September 30, 2000
  (unaudited).....................   SA-4
 Statements of Changes in Net
  Assets For the Period Ended
  September 30, 2000
  (unaudited).....................   SA-6

 INDEX FOR PUTNAM SUB-ACCOUNTS
 Statements of Assets and
  Liabilities For the Period Ended
  September 30, 2000
  (unaudited).....................   SA-8
 Statements of Operations For the
  Period Ended September 30, 2000
  (unaudited).....................  SA-12
 Statements of Changes in Net
  Assets For the Period Ended
  September 30, 2000
  (unaudited).....................  SA-15

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

 September 30, 2000                 Bond         Stock        Money        Advisers     Capital      Mortgage   Index
                                    Fund         Fund         Market       Fund         Appreciation Securities Fund
                                    Sub-Account  Sub-Account  Fund         Sub-Account  Fund         Fund       Sub-Account
                                                              Sub-Account               Sub-Account  Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. --
 CLASS IA
  Shares 13,643,119
  Cost $14,431,575
  .........................................................................................................................
    Market Value                    $14,507,329  $        --  $        --  $        --  $        --  $       -- $        --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD STOCK HLS
 FUND, INC. -- CLASS IA
  Shares 13,086,490
  Cost $84,205,177
  .........................................................................................................................
    Market Value                             --   81,343,099           --           --           --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. -- CLASS IA
  Shares 36,519,763
  Cost $36,519,763
  .........................................................................................................................
    Market Value                             --           --   36,519,763           --           --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS
 FUND, INC. -- CLASS IA
  Shares 14,055,338
  Cost $40,081,143
  .........................................................................................................................
    Market Value                             --           --           --   38,134,198           --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. -- CLASS IA
  Shares 11,182,083
  Cost $60,071,250
  .........................................................................................................................
    Market Value                             --           --           --           --   70,610,458          --          --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. -- CLASS IA
  Shares 1,014,534
  Cost $1,106,370
  .........................................................................................................................
    Market Value                             --           --           --           --           --   1,113,951          --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS
 FUND, INC. -- CLASS IA
  Shares 8,754,516
  Cost $31,660,930
  .........................................................................................................................
    Market Value                             --           --           --           --           --          --  35,692,303
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. --
 CLASS IA
  Shares 8,618,478
  Cost $12,825,896
  .........................................................................................................................
    Market Value                             --           --           --           --           --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life & Annuity
  Insurance Company                     150,933      179,214    2,332,555      135,462      165,905      15,888     137,378
  .........................................................................................................................
 Receivable from fund shares sold            --           --           --           --           --          --          --
  .........................................................................................................................
 Total Assets                        14,658,262   81,522,313   38,852,318   38,269,660   70,776,363   1,129,839  35,829,681
  .........................................................................................................................
 LIABILITIES:
 Due to Hartford Life & Annuity
  Insurance Company                          --           --           --           --           --          --          --
  .........................................................................................................................
 Payable for fund shares purchased      150,968      179,680    2,328,216      135,429      166,279      15,894     138,722
  .........................................................................................................................
 Total Liabilities                      150,968      179,680    2,328,216      135,429      166,279      15,894     138,722
 --------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $14,507,294  $81,342,633  $36,524,102  $38,134,231  $70,610,084  $1,113,945 $35,690,959
 --------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants          9,274,025   22,234,544   25,556,915   14,145,637   17,382,099     716,255  10,133,256
  .........................................................................................................................
 Unit Values                        $  1.564293  $  3.658390  $  1.429128  $  2.695830  $  4.062230  $ 1.555236 $  3.522161
 --------------------------------------------------------------------------------------------------------------------------

 September 30, 2000                 International
                                    Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 ASSETS
 Investments:
 ------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. --
 CLASS IA
  Shares 13,643,119
  Cost $14,431,575
  ................................
    Market Value                    $        --
 ------------------------------------------------------------------------------------
 HARTFORD STOCK HLS
 FUND, INC. -- CLASS IA
  Shares 13,086,490
  Cost $84,205,177
  ................................
    Market Value                             --
 ------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. -- CLASS IA
  Shares 36,519,763
  Cost $36,519,763
  ................................
    Market Value                             --
 ------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS
 FUND, INC. -- CLASS IA
  Shares 14,055,338
  Cost $40,081,143
  ................................
    Market Value                             --
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. -- CLASS IA
  Shares 11,182,083
  Cost $60,071,250
  ................................
    Market Value                             --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. -- CLASS IA
  Shares 1,014,534
  Cost $1,106,370
  ................................
    Market Value                             --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS
 FUND, INC. -- CLASS IA
  Shares 8,754,516
  Cost $31,660,930
  ................................
    Market Value                             --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. --
 CLASS IA
  Shares 8,618,478
  Cost $12,825,896
  ................................
    Market Value                     12,558,768
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life & Annuity
  Insurance Company                      98,053
  ................................
 Receivable from fund shares sold            --
  ................................
 Total Assets                        12,656,821
  ................................
 LIABILITIES:
 Due to Hartford Life & Annuity
  Insurance Company                          --
  ................................
 Payable for fund shares purchased       98,191
  ................................
 Total Liabilities                       98,191
 --------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $12,558,630
 --------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants          6,014,160
  ................................
 Unit Values                        $  2.088177
 --------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000             Dividend     Growth      International Small     MidCap       Fidelity    Fidelity    Fidelity
                                and Growth   and Income  Advisers   Company      Fund         VIP         VIP         VIP II
                                Fund         Fund        Fund       Fund         Sub-Account  Equity-Income Overseas  Asset
                                Sub-Account  Sub-Account Sub-Account Sub-Account              Portfolio   Portfolio   Manager
                                                                                              Sub-Account Sub-Account Portfolio
                                                                                                                      Sub-Account
 -------------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -------------------------------------------------------------------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH
 HLS FUND, INC. -- CLASS IA
  Shares 12,889,773
  Cost $26,595,604
  ..............................................................................................................................
    Market Value                $26,467,949  $       --  $     --   $        --  $        --  $       --  $       --  $       --
 -------------------------------------------------------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME
 HLS FUND, INC. -- CLASS IA
  Shares 4,174,639
  Cost $5,731,014
  ..............................................................................................................................
    Market Value                         --   6,005,823        --            --           --          --          --          --
 -------------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 ADVISERS HLS FUND, INC. --
 CLASS IA
  Shares 533,544
  Cost $693,903
  ..............................................................................................................................
    Market Value                         --          --   656,050            --           --          --          --          --
 -------------------------------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. -- CLASS IA
  Shares 5,471,936
  Cost $11,332,623
  ..............................................................................................................................
    Market Value                         --          --        --    10,434,867           --          --          --          --
 -------------------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS
 FUND, INC. -- CLASS IA
  Shares 5,857,498
  Cost $12,710,913
  ..............................................................................................................................
    Market Value                         --          --        --            --   15,377,199          --          --          --
 -------------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 542,193
  Cost $13,193,347
  ..............................................................................................................................
    Market Value                         --          --        --            --           --  13,305,425          --          --
 -------------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS
 PORTFOLIO
  Shares 243,823
  Cost $5,253,574
  ..............................................................................................................................
    Market Value                         --          --        --            --           --          --   5,305,578          --
 -------------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 142,813
  Cost $2,418,803
  ..............................................................................................................................
    Market Value                         --          --        --            --           --          --          --   2,376,414
 -------------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life &
  Annuity Insurance Company          45,161      21,076     8,572        94,841      179,123          --       3,612          --
  ..............................................................................................................................
 Receivable from fund shares
  sold                                   --          --        --            --           --       1,941          --          --
  ..............................................................................................................................
 Total Assets                    26,513,110   6,026,899   664,622    10,529,708   15,556,322  13,307,366   5,309,190   2,376,414
  ..............................................................................................................................
 LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company              --          --        --            --           --       2,174          --          34
  ..............................................................................................................................
 Payable for fund shares
  purchased                          45,634      21,060     8,575        94,863      179,126          --       3,573          --
  ..............................................................................................................................
 Total Liabilities                   45,634      21,060     8,575        94,863      179,126       2,174       3,573          34
 -------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)          $26,467,476  $6,005,839  $656,047   $10,434,845  $15,377,196  $13,305,192 $5,305,617  $2,376,380
 -------------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants     10,269,622   4,220,773   554,526     5,953,053    6,891,345   6,126,148   2,762,735   1,222,448
  ..............................................................................................................................
 Unit Values                    $  2.577259  $ 1.422924  $1.183079  $  1.752856  $  2.231378  $ 2.171869  $ 1.920422  $ 1.943951
 -------------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

 For the Period Ended               Bond        Stock        Money        Advisers     Capital      Mortgage    Index
 September 30, 2000                 Fund        Fund         Market       Fund         Appreciation Securities  Fund
                                    Sub-Account Sub-Account  Fund         Sub-Account  Fund         Fund        Sub-Account
                                                             Sub-Account               Sub-Account  Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $   81,181  $    18,733  $1,328,132   $   76,419   $   24,486     $ 7,896    $   3,350
  .........................................................................................................................
  Capital gains income                      --    7,736,475        (726)   3,041,584    8,090,247          --      314,343
  .........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  .........................................................................................................................
  Net realized gain (loss) on
    security transactions              178,706       40,847          --       31,014       53,092       1,552      (14,373)
  .........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  869,995   (9,889,586)         --   (3,011,624)   1,336,175      56,529     (905,387)
  .........................................................................................................................
  Net gain (loss) on investments     1,048,701   (9,848,739)         --   (2,980,610)   1,389,267      58,081     (919,760)
 --------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $1,129,882  $(2,093,531) $1,327,406   $  137,393   $9,504,000     $65,977    $(602,067)
 --------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               International
 September 30, 2000                 Opportunities
                                    Fund
                                    Sub-Account
 --------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $    80,238
  ................................
  Capital gains income                1,285,199
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain (loss) on
    security transactions                   565
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                (2,861,949)
  ................................
  Net gain (loss) on investments     (2,861,384)
 ---------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $(1,495,947)
 ----------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               Dividend    Growth       International Small       MidCap       Fidelity    Fidelity
 September 30, 2000                 and Growth  and Income   Advisers     Company      Fund         VIP         VIP
                                    Fund        Fund         Fund         Fund         Sub-Account  Equity-Income Overseas
                                    Sub-Account Sub-Account  Sub-Account  Sub-Account               Portfolio   Portfolio
                                                                                                    Sub-Account Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $   18,548   $    226     $  6,192    $       --   $       --    $ 195,271  $   54,276
  .........................................................................................................................
  Capital gains income               2,037,100     46,975       33,553     1,052,639      436,329      735,671     341,794
  .........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  .........................................................................................................................
  Net realized gain (loss) on
    security transactions                7,684      8,317         (148)       74,383         (285)      44,226         380
  .........................................................................................................................
  Net unrealized (depreciation) of
    investments during the period     (776,953)   (14,130)     (62,934)   (1,637,799)   2,018,046     (402,633) (1,008,088)
  .........................................................................................................................
  Net (loss) on investments           (769,269)    (5,813)     (63,082)   (1,563,416)   2,017,761     (358,407) (1,007,708)
 --------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $1,286,379   $ 41,388     $(23,337)   $ (510,777)  $2,454,090    $ 572,535  $ (611,638)
 --------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Fidelity
 September 30, 2000                 VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 -----------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $  59,219
  ................................
  Capital gains income                139,516
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain (loss) on
    security transactions               1,959
  ................................
  Net unrealized (depreciation) of
    investments during the period    (198,297)
  ................................
  Net (loss) on investments          (196,338)
 ----------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $   2,397
 --------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

 For the Period Ended               Bond         Stock        Money        Advisers     Capital      Mortgage   Index
 September 30, 2000                 Fund         Fund         Market       Fund         Appreciation Securities Fund
                                    Sub-Account  Sub-Account  Fund         Sub-Account  Fund         Fund       Sub-Account
                                                              Sub-Account               Sub-Account  Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $    81,181  $    18,733  $ 1,328,132  $    76,419  $    24,486  $    7,896 $     3,350
  .........................................................................................................................
  Capital gains income                       --    7,736,475         (726)   3,041,584    8,090,247          --     314,343
  .........................................................................................................................
  Net realized gain (loss) on
    security transactions               178,706       40,847           --       31,014       53,092       1,552     (14,373)
  .........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   869,995   (9,889,586)          --   (3,011,624)   1,336,175      56,529    (905,387)
  .........................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                        1,129,882   (2,093,531)   1,327,406      137,393    9,504,000      65,977    (602,067)
  .........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           3,091,324   14,606,354  137,812,887    6,244,257   10,087,413     249,140   6,858,781
  .........................................................................................................................
  Net transfers                      (1,259,302)  19,120,565  (128,023,608)   7,553,082  15,869,136     (26,184)   2,178,320
  .........................................................................................................................
  Surrenders for benefit payments
    and fees                           (501,400)  (1,781,929)    (928,909)  (1,103,078)  (1,443,218)    (65,050)  (1,034,327)
  .........................................................................................................................
  Net loan withdrawals                 (279,235)    (443,047)  (6,812,907)     (95,499)    (637,325)     (5,815)    (304,543)
  .........................................................................................................................
  Cost of insurance                    (630,773)  (3,630,881)  (4,763,737)  (1,702,019)  (2,589,213)    (38,788)  (1,660,662)
  .........................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                        420,614   27,871,062   (2,716,274)  10,896,743   21,286,793     113,303   6,037,569
  .........................................................................................................................
  Total increase (decrease) in net
    assets                            1,550,496   25,777,531   (1,388,868)  11,034,136   30,790,793     179,280   5,435,502
  .........................................................................................................................
 NET ASSETS:
  Beginning of period                12,956,798   55,565,102   37,912,970   27,100,095   39,819,291     934,665  30,255,457
 --------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $14,507,294  $81,342,633  $36,524,102  $38,134,231  $70,610,084  $1,113,945 $35,690,959
 --------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               International
 September 30, 2000                 Opportunities
                                    Fund
                                    Sub-Account
 --------------------------------------------------------------
 OPERATIONS:
  Net investment income             $    80,238
  ................................
  Capital gains income                1,285,199
  ................................
  Net realized gain (loss) on
    security transactions                   565
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                (2,861,949)
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                       (1,495,947)
  ................................
 UNIT TRANSACTIONS:
  Purchases                           2,179,053
  ................................
  Net transfers                       3,238,145
  ................................
  Surrenders for benefit payments
    and fees                           (395,889)
  ................................
  Net loan withdrawals                 (142,954)
  ................................
  Cost of insurance                    (461,637)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      4,416,718
  ................................
  Total increase (decrease) in net
    assets                            2,920,771
  ................................
 NET ASSETS:
  Beginning of period                 9,637,859
 ---------------------------------------------------------------------------
  END OF PERIOD                     $12,558,630
 ----------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               Dividend     Growth       International Small       MidCap       Fidelity    Fidelity
 September 30, 2000                 and Growth   and Income   Advisers     Company      Fund         VIP         VIP
                                    Fund         Fund         Fund         Fund         Sub-Account  Equity-Income Overseas
                                    Sub-Account  Sub-Account  Sub-Account  Sub-Account               Portfolio   Portfolio
                                                                                                     Sub-Account Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $    18,548  $      226    $  6,192    $        --  $        --  $  195,271  $   54,276
  .........................................................................................................................
  Capital gains income                2,037,100      46,975      33,553      1,052,639      436,329     735,671     341,794
  .........................................................................................................................
  Net realized gain (loss) on
    security transactions                 7,684       8,317        (148)        74,383         (285)     44,226         380
  .........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (776,953)    (14,130)    (62,934)    (1,637,799)   2,018,046    (402,633) (1,008,088)
  .........................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                        1,286,379      41,388     (23,337)      (510,777)   2,454,090     572,535    (611,638)
  .........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           4,647,483     987,840     103,472      1,507,227    1,568,103   2,208,755   1,031,244
  .........................................................................................................................
  Net transfers                       2,500,972   2,553,752     404,302      7,111,629    7,989,809     299,416   1,358,540
  .........................................................................................................................
  Surrenders for benefit payments
    and fees                           (513,678)   (162,335)     (2,863)      (313,424)    (151,273)   (446,705)   (133,274)
  .........................................................................................................................
  Net loan withdrawals                 (455,054)    (14,641)     (3,745)       (24,957)     (34,449)    (59,492)    (36,989)
  .........................................................................................................................
  Cost of insurance                  (1,025,840)   (356,185)    (35,457)      (391,219)    (499,744)   (486,411)   (170,658)
  .........................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                      5,153,883   3,008,431     465,709      7,889,256    8,872,446   1,515,563   2,048,863
  .........................................................................................................................
  Total increase in net assets        6,440,262   3,049,819     442,372      7,378,479   11,326,536   2,088,098   1,437,225
  .........................................................................................................................
 NET ASSETS:
  Beginning of period                20,027,214   2,956,020     213,675      3,056,366    4,050,660  11,217,094   3,868,392
 --------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $26,467,476  $6,005,839    $656,047    $10,434,845  $15,377,196  $13,305,192 $5,305,617
 --------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Fidelity
 September 30, 2000                 VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 -----------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   59,219
  ................................
  Capital gains income                 139,516
  ................................
  Net realized gain (loss) on
    security transactions                1,959
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (198,297)
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                           2,397
  ................................
 UNIT TRANSACTIONS:
  Purchases                            486,719
  ................................
  Net transfers                        134,621
  ................................
  Surrenders for benefit payments
    and fees                          (169,705)
  ................................
  Net loan withdrawals                  12,892
  ................................
  Cost of insurance                    (87,121)
  ................................
  Net increase in net assets
    resulting from unit
    transactions                       377,406
  ................................
  Total increase in net assets         379,803
  ................................
 NET ASSETS:
  Beginning of period                1,996,577
 -----------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $2,376,380
 --------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

 September 30, 2000                 Asia         Diversified   The George   Global Asset  Global      Growth       Health
                                    Pacific      Income        Putnam Fund  Allocation    Growth      and Income   Sciences
                                    Growth       Sub-Account   of Boston    Sub-Account   Sub-Account Sub-Account  Sub-Account
                                    Sub-Account                Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -----------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT ASIA PACIFIC GROWTH
 FUND
  Shares 123,132
  Cost $1,704,369
  ............................................................................................................................
    Market Value:                   $1,382,778    $       --   $       --    $       --   $        -- $        --  $       --
 -----------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT DIVERSIFIED INCOME FUND
  Shares 122,674
  Cost $1,246,822
  ............................................................................................................................
    Market Value:                           --     1,131,054           --            --            --          --          --
 -----------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
  Shares 105,554
  Cost $1,076,273
  ............................................................................................................................
    Market Value:                           --            --    1,100,933            --            --          --          --
 -----------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
  Shares 147,101
  Cost $2,667,861
  ............................................................................................................................
    Market Value:                           --            --           --     2,528,668            --          --          --
 -----------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL GROWTH FUND
  Shares 968,263
  Cost $20,820,462
  ............................................................................................................................
    Market Value:                           --            --           --            --    21,117,805          --          --
 -----------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GROWTH AND INCOME FUND
  Shares 1,156,682
  Cost $30,317,558
  ............................................................................................................................
    Market Value:                           --            --           --            --            -- $28,685,716          --
 -----------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HEALTH SCIENCES FUND
  Shares 308,365
  Cost $3,504,914
  ............................................................................................................................
    Market Value:                           --            --           --            --            --          --   4,542,210
 -----------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                  367            --        2,573         2,041        12,503      29,068      16,051
  ............................................................................................................................
 Receivable from fund shares sold           --           422           --            --            --          --          --
  ............................................................................................................................
 Total Assets                        1,383,145     1,131,476    1,103,506     2,530,709    21,130,308  28,714,784   4,558,261
  ............................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                   --           421           --            --            --          --          --
  ............................................................................................................................
 Payable for fund shares purchased         142            --        2,573         2,000        12,439      30,395      15,476
  ............................................................................................................................
 TOTAL LIABILITIES                         142           421        2,573         2,000        12,439      30,395      15,476
 -----------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $1,383,003    $1,131,055   $1,100,933    $2,528,709   $21,117,869 $28,684,389  $4,542,785
 -----------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000                 High Yield   Income       International International International Investors Money
                                    Sub-Account  Sub-Account  Growth       Growth and   New          Sub-Account  Market
                                                              Sub-Account  Income       Opportunities             Sub-Account
                                                                           Sub-Account  Sub-Account
 ------------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HIGH YIELD FUND
  Shares 1,134,887
  Cost $12,412,090
  .............................................................................................................................
    Market Value:                   $10,872,217  $       --   $       --   $       --   $       --   $       --    $       --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INCOME FUND
  Shares 239,080
  Cost $3,115,168
  .............................................................................................................................
    Market Value:                            --   2,926,341           --           --           --           --            --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 FUND
  Shares 338,722
  Cost $6,328,548
  .............................................................................................................................
    Market Value:                            --          --    6,117,314           --           --           --            --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
  Shares 197,519
  Cost $2,848,566
  .............................................................................................................................
    Market Value:                            --          --           --    2,518,370           --           --            --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
  Shares 213,092
  Cost $4,392,937
  .............................................................................................................................
    Market Value:                            --          --           --           --    3,590,608           --            --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INVESTORS FUND
  Shares 509,035
  Cost $6,916,629
  .............................................................................................................................
    Market Value:                            --          --           --           --           --    7,396,276            --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT MONEY MARKET FUND
  Shares 2,045,746
  Cost $2,045,746
  .............................................................................................................................
    Market Value:                            --          --           --           --           --           --     2,045,746
 ------------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                 6,108          --       41,867       18,421       10,615       13,089         6,000
  .............................................................................................................................
 Receivable from fund shares sold            --         431           --           --           --           --            --
  .............................................................................................................................
 Total Assets                        10,878,325   2,926,772    6,159,181    2,536,791    3,601,223    7,409,365     2,051,746
  .............................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                    --         420           --           --           --           --         5,825
  .............................................................................................................................
 Payable for fund shares purchased        6,111          --       42,081       18,417       10,530       13,102            --
  .............................................................................................................................
 TOTAL LIABILITIES                        6,111         420       42,081       18,417       10,530       13,102         5,825
 ------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $10,872,214  $2,926,352   $6,117,100   $2,518,374   $3,590,693   $7,396,263    $2,045,921
 ------------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000                 New          New         OTC &        Utilities    Vista        Voyager
                                    Opportunities Value      Emerging     Growth       Sub-Account  Sub-Account
                                    Sub-Account  Sub-Account Growth       and Income
                                                             Sub-Account  Sub-Account
 --------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 --------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW OPPORTUNITIES FUND
  Shares 704,163
  Cost $22,809,777
  .............................................................................................................
    Market Value:                   $29,553,738  $       --  $        --  $       --   $       --   $        --
 --------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW VALUE FUND
  Shares 147,924
  Cost $1,758,386
  .............................................................................................................
    Market Value:                            --   1,823,908           --          --           --            --
 --------------------------------------------------------------------------------------------------------------
 PUTNAM VT OTC & EMERGING GROWTH
 FUND
  Shares 420,685
  Cost $8,686,713
  .............................................................................................................
    Market Value:                            --          --    7,803,707          --           --            --
 --------------------------------------------------------------------------------------------------------------
 PUTNAM VT UTILITIES GROWTH &
 INCOME FUND
  Shares 203,111
  Cost $3,387,456
  .............................................................................................................
    Market Value:                            --          --           --   3,593,035           --            --
 --------------------------------------------------------------------------------------------------------------
 PUTNAM VT VISTA FUND
  Shares 189,200
  Cost $4,059,430
  .............................................................................................................
    Market Value:                            --          --           --          --    4,690,257            --
 --------------------------------------------------------------------------------------------------------------
 PUTNAM VT VOYAGER FUND
  Shares 798,663
  Cost $40,746,860
  .............................................................................................................
    Market Value:                            --          --           --          --           --    45,691,507
 --------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                60,819       4,355           --       1,517       29,973            --
  .............................................................................................................
 Receivable from fund shares sold            --          --    2,261,983          --           --       545,132
  .............................................................................................................
 Total Assets                        29,614,557   1,828,263   10,065,690   3,594,552    4,720,230    46,236,639
  .............................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                    --          --    2,263,201          --           --       545,960
  .............................................................................................................
 Payable for fund shares purchased       61,470       4,321           --       2,496       30,339            --
  .............................................................................................................
 TOTAL LIABILITIES                       61,470       4,321    2,263,201       2,496       30,339       545,960
 --------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $29,553,087  $1,823,942  $ 7,802,489  $3,592,056   $4,689,891   $45,690,679
 --------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

 ----------------------------------------------------------------------------------
 September 30, 2000                            Units       Unit        Contract
                                               Owned by    Price       Liability
                                               Participants
 ----------------------------------------------------------------------------------
 Variable life contracts:
  Asia Pacific Growth Fund                        92,599   $14.935338  $  1,383,003
  .................................................................................
  Diversified Income Fund                         86,252    13.113302     1,131,055
  .................................................................................
  George Putnam Fund of Boston                    99,717    11.040569     1,100,933
  .................................................................................
  Global Asset Allocation Fund                   110,835    22.815002     2,528,709
  .................................................................................
  Global Growth Fund                             640,322    32.980056    21,117,869
  .................................................................................
  Growth and Income Fund                       1,066,866    26.886600    28,684,389
  .................................................................................
  Health Sciences                                299,824    15.151502     4,542,785
  .................................................................................
  High Yield Fund                                674,699    16.114172    10,872,214
  .................................................................................
  Income Fund                                    193,821    15.098227     2,926,352
  .................................................................................
  International Growth Fund                      422,941    14.463235     6,117,100
  .................................................................................
  International Growth and Income Fund           212,655    11.842557     2,518,374
  .................................................................................
  International New Opportunities Fund           240,228    14.947040     3,590,693
  .................................................................................
  Investors Fund                                 530,200    13.949961     7,396,263
  .................................................................................
  Money Market Fund                            1,442,702     1.418117     2,045,921
  .................................................................................
  New Opportunities Fund                         739,381    39.970028    29,553,087
  .................................................................................
  New Value Fund                                 153,343    11.894540     1,823,942
  .................................................................................
  OTC & Emerging Growth Fund                     389,270    20.043914     7,802,489
  .................................................................................
  Utilities Growth & Income Fund                 145,635    24.664702     3,592,056
  .................................................................................
  Vista Fund                                     238,588    19.656868     4,689,891
  .................................................................................
  Voyager Fund                                 1,022,366    44.691134    45,690,679
  .................................................................................
 GRAND TOTAL:                                                          $189,107,804
 ----------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

 For the Period Ended               Asia         Diversified The George  Global      Global      Growth       Health
 September 30, 2000                 Pacific      Income      Putnam      Asset       Growth      and Income   Sciences
                                    Growth       Sub-Account Fund        Allocation  Sub-Account Sub-Account  Sub-Account
                                    Sub-Account              of Boston   Sub-Account
                                                             Sub-Account
 -----------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $  40,548    $80,320     $    --     $ 38,909   $   125,219 $  387,912    $     --
  ......................................................................................................................
  Capital gains income                      --         --          --      203,203     3,120,633  1,826,387          --
  ......................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ......................................................................................................................
  Net realized (loss) gain on
    security transactions               (6,316)       972        (575)          17        31,048     16,662     (31,220)
  ......................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (583,228)   (71,127)     50,246     (275,929)   (6,595,877) (1,021,167) 1,000,510
  ......................................................................................................................
  Net (loss) gain on investments      (589,544)   (70,155)     49,671     (275,912)   (6,564,829) (1,004,505)   969,290
 -----------------------------------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                       $(548,996)   $10,165     $49,671     $(33,800)  $(3,318,977) $1,209,794   $969,290
 -----------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               High Yield    Income      International International International Investors Money
 September 30, 2000                 Sub-Account   Sub-Account Growth      Growth and  New          Sub-Account  Market
                                                              Sub-Account Income      Opportunities             Sub-Account
                                                                          Sub-Account Sub-Account
 ----------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $ 1,083,194    $183,258   $  71,242    $127,626   $    1,170    $      --    $   58,023
  ...........................................................................................................................
  Capital gains income                       --          --     309,003     279,766      109,881           --            --
  ...........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ...........................................................................................................................
  Net realized gain (loss) on
    security transactions                     5      (2,297)       (490)    (86,915)      (2,625)         565            --
  ...........................................................................................................................
  Net unrealized (depreciation) of
    investments during the period    (1,325,070)    (52,297)   (850,702)   (410,031)  (1,029,081)    (179,262)           --
  ...........................................................................................................................
  Net (loss) on investments          (1,325,065)    (54,594)   (851,192)   (496,946)  (1,031,706)    (178,697)           --
 ----------------------------------------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                      $  (241,871)   $128,664   $(470,947)   $(89,554)  $ (920,655)   $(178,697)   $   58,023
 ----------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               New          New        OTC &        Utilities       Vista      Voyager
 September 30, 2000                 Opportunities Value     Emerging     Growth          Sub-Account Sub-Account
                                    Sub-Account  Sub-Account Growth      and Income
                                                            Sub-Account  Sub-Account
 --------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $       --   $ 17,148   $        --     $ 93,886     $     --   $    11,639
  .............................................................................................................
  Capital gains income               1,732,437     60,728        60,050      165,739       24,883     4,938,560
  .............................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  .............................................................................................................
  Net realized (loss) gain on
    security transactions              (14,293)  (138,999)      (99,530)       5,887       (1,450)      (51,831)
  .............................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period               (1,177,155)   100,934    (1,497,426)     176,229      410,585    (6,091,215)
  .............................................................................................................
  Net (loss) gain on investments    (1,191,448)   (38,065)   (1,596,956)     182,116      409,135    (6,143,046)
 --------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                      $  540,989   $ 39,811   $(1,536,906)    $441,741     $434,018   $(1,192,847)
 --------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

 For the Period Ended           Asia         Diversified The         Global       Global       Growth      Health
 September 30, 2000             Pacific      Income      George      Asset        Growth       and Income  Sciences
                                Growth       Sub-Account Putnam      Allocation   Sub-Account  Sub-Account Sub-Account
                                Sub-Account              Fund of     Sub-Account
                                                         Boston
                                                         Sub-Account
 --------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income         $   40,548   $   80,320  $       --  $   38,909   $   125,219  $  387,912  $       --
  ...................................................................................................................
  Capital gains income                  --           --          --     203,203     3,120,633   1,826,387          --
  ...................................................................................................................
  Net realized (loss) gain on
    security transactions           (6,316)         972        (575)         17        31,048      16,662     (31,220)
  ...................................................................................................................
  Net unrealized
    (depreciation)
    appreciation of
    investments during the
    period                        (583,228)     (71,127)     50,246    (275,929)   (6,595,877) (1,021,167)  1,000,510
  ...................................................................................................................
  Net (decrease) increase in
    net assets resulting from
    operations                    (548,996)      10,165      49,671     (33,800)   (3,318,977)  1,209,794     969,290
  ...................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                        213,787      156,758     162,548     324,802     3,560,313   4,136,989     495,300
  ...................................................................................................................
  Net transfers                    862,737       (5,716)    327,073     507,002     3,704,614   8,398,617   1,655,957
  ...................................................................................................................
  Surrenders for benefit
    payments and fees             (171,946)      (4,363)    (11,981)   (133,290)     (463,294)   (822,417)   (128,862)
  ...................................................................................................................
  Net loan activity                 66,208       (1,318)     (7,936)    (31,429)     (336,920)   (134,188)    (10,229)
  ...................................................................................................................
  Cost of insurance                (64,214)     (48,863)    (56,902)    (91,496)     (783,033) (1,056,729)   (178,428)
  ...................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                   906,572       96,498     412,802     575,589     5,681,680  10,522,272   1,833,738
  ...................................................................................................................
  Total increase in net assets     357,576      106,663     462,473     541,789     2,362,703  11,732,066   2,803,028
  ...................................................................................................................
 NET ASSETS:
  Beginning of period            1,025,427    1,024,392     638,460   1,986,920    18,755,166  16,952,323   1,739,757
 --------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                 $1,383,003   $1,131,055  $1,100,933  $2,528,709   $21,117,869  $28,684,389 $4,542,785
 --------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 For the Period Ended               High Yield   Income       International International International Investors Money
 September 30, 2000                 Sub-Account  Sub-Account  Growth       Growth and   New          Sub-Account  Market
                                                              Sub-Account  Income       Opportunities             Sub-Account
                                                                           Sub-Account  Sub-Account
 ------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $ 1,083,194  $  183,258   $   71,242   $  127,626   $    1,170   $       --    $   58,023
  .............................................................................................................................
  Capital gains income                       --          --      309,003      279,766      109,881           --            --
  .............................................................................................................................
  Net realized gain (loss) on
    security transactions                     5      (2,297)        (490)     (86,915)      (2,625)         565            --
  .............................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                (1,325,070)    (52,297)    (850,702)    (410,031)  (1,029,081)    (179,262)           --
  .............................................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                         (241,871)    128,664     (470,947)     (89,554)    (920,655)    (178,697)       58,023
  .............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           1,821,795     415,426      714,094      315,099      772,793      986,911       204,949
  .............................................................................................................................
  Net transfers                       1,821,219     180,305    3,860,416    1,662,163    3,152,109    2,819,029       916,830
  .............................................................................................................................
  Surrenders for benefit payments
    and fees                           (295,016)   (121,756)    (131,183)     (31,361)     (40,870)    (104,211)       12,405
  .............................................................................................................................
  Net loan activity                    (156,785)    (29,810)      52,523      (34,942)     (16,626)      20,061        51,216
  .............................................................................................................................
  Cost of insurance                    (373,536)   (129,358)    (257,893)    (122,847)    (170,611)    (336,946)      (43,847)
  .............................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                      2,817,677     314,807    4,237,957    1,788,112    3,696,795    3,384,844     1,141,553
  .............................................................................................................................
  Total increase in net assets        2,575,806     443,471    3,767,010    1,698,558    2,776,140    3,206,147     1,199,576
  .............................................................................................................................
 NET ASSETS:
  Beginning of period                 8,296,408   2,482,881    2,350,090      819,816      814,553    4,190,116       846,345
 ------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $10,872,214  $2,926,352   $6,117,100   $2,518,374   $3,590,693   $7,396,263    $2,045,921
 ------------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 For the Year Ended                 New          New         OTC &       Utilities Growth  Vista        Voyager
 September 30, 2000                 Opportunities Value      Emerging    and Income        Sub-Account  Sub-Account
                                    Sub-Account  Sub-Account Growth      Sub-Account
                                                             Sub-Account
 ------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $        --  $   17,148  $     --       $   93,886     $       --   $    11,639
  .................................................................................................................
  Capital gains income                1,732,437      60,728    60,050          165,739         24,883     4,938,560
  .................................................................................................................
  Net realized (loss) gain on
    security transactions               (14,293)   (138,999)  (99,530)           5,887         (1,450)      (51,831)
  .................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                (1,177,155)    100,934  (1,497,426)       176,229        410,585    (6,091,215)
  .................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                          540,989      39,811  (1,536,906)       441,741        434,018    (1,192,847)
  .................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           3,792,726     188,756  1,026,007         496,134        621,488     7,246,189
  .................................................................................................................
  Net transfers                       8,633,141     901,566  6,979,577         576,784      2,645,263     9,229,658
  .................................................................................................................
  Surrenders for benefit payments
    and fees                           (865,620)    (67,824) (326,052)        (156,142)       (32,261)     (887,710)
  .................................................................................................................
  Net loan activity                    (226,966)     23,595  (141,670)         (29,619)       (15,809)     (344,634)
  .................................................................................................................
  Cost of insurance                  (1,088,418)    (80,261) (382,536)        (131,793)      (174,297)   (1,831,954)
  .................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                     10,244,863     965,832  7,155,326         755,364      3,044,384    13,411,549
  .................................................................................................................
  Total increase in net assets       10,785,852   1,005,643  5,618,420       1,197,105      3,478,402    12,218,702
  .................................................................................................................
 NET ASSETS:
  Beginning of period                18,767,235     818,299  2,184,069       2,394,951      1,211,489    33,471,977
 ------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $29,553,087  $1,823,942  $7,802,489     $3,592,056     $4,689,891   $45,690,679
 ------------------------------------------------------------------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life and Annuity Insurance Company
Separate Account VL I and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL I (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, Growth and Income Fund, International Advisers Fund, Small Company Fund, MidCap Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio and Fidelity VIP II Asset Manager Portfolio) (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 17, 2000                                            ARTHUR ANDERSEN LLP

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

 December 31, 1999                  Bond Fund    Stock Fund   Money        Advisers     Capital     Mortgage     Index Fund
                                    Sub-Account  Sub-Account  Market Fund  Fund         Appreciation Securities  Sub-Account
                                                              Sub-Account  Sub-Account  Fund        Fund
                                                                                        Sub-Account Sub-Account
 ---------------------------------------------------------------------------------------------------------------------------
 ASSETS:
 Investments:
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. -
 CLASS IA
  Shares 13,036,853
  Cost $13,751,074
  ..........................................................................................................................
    Market Value                    $12,956,833  $        --  $        --  $        --  $        -- $       --   $        --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD STOCK HLS FUND, INC. -
 CLASS IA
  Shares 7,774,248
  Cost $48,538,058
  ..........................................................................................................................
    Market Value                             --   55,565,565           --           --           --         --            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. - CLASS IA
  Shares 37,911,835
  Cost $37,911,835
  ..........................................................................................................................
    Market Value                             --           --   37,911,835           --           --         --            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS FUND, INC.
 -CLASS IA
  Shares 9,140,726
  Cost $26,035,509
  ..........................................................................................................................
    Market Value                             --           --           --   27,100,188           --         --            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. - CLASS IA
  Shares 6,532,743
  Cost $30,616,570
  ..........................................................................................................................
    Market Value                             --           --           --           --   39,819,603         --            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. - CLASS IA
  Shares 899,159
  Cost $983,616
  ..........................................................................................................................
    Market Value                             --           --           --           --           --    934,668            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS FUND, INC. -
 CLASS IA
  Shares 7,223,298
  Cost $25,320,046
  ..........................................................................................................................
    Market Value                             --           --           --           --           --         --    30,256,807
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. -
 CLASS IA
  Shares 5,137,704
  Cost $7,043,176
  ..........................................................................................................................
    Market Value                             --           --           --           --           --         --            --
 ---------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life and
  Annuity Insurance Company              10,232      216,368    8,988,784       41,538      160,115      4,896       236,972
  ..........................................................................................................................
 Receivable from fund shares sold            --           --           --           --           --         --            --
  ..........................................................................................................................
 Total Assets                        12,967,065   55,781,933   46,900,619   27,141,726   39,979,718    939,564    30,493,779
  ..........................................................................................................................
 LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                          --           --           --           --           --         --            --
  ..........................................................................................................................
 PAYABLE FOR FUND SHARES PURCHASED       10,267      216,831    8,987,649       41,631      160,427      4,899       238,322
  ..........................................................................................................................
 TOTAL LIABILITIES                       10,267      216,831    8,987,649       41,631      160,427      4,899       238,322
 ---------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $12,956,798  $55,565,102  $37,912,970  $27,100,095  $39,819,291 $  934,665   $30,255,457
 ---------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants          8,902,703   14,783,748   27,719,873   10,096,804   11,744,489    639,331     8,441,509
 Unit Values                        $  1.455378  $  3.758526  $  1.367718  $  2.684027  $  3.390466 $ 1.461942   $  3.584129
 ---------------------------------------------------------------------------------------------------------------------------

 December 31, 1999                  International
                                    Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 ASSETS:
 Investments:
 ------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. -
 CLASS IA
  Shares 13,036,853
  Cost $13,751,074
  ................................
    Market Value                    $       --
 ------------------------------------------------------------------------------------
 HARTFORD STOCK HLS FUND, INC. -
 CLASS IA
  Shares 7,774,248
  Cost $48,538,058
  ................................
    Market Value                            --
 ------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. - CLASS IA
  Shares 37,911,835
  Cost $37,911,835
  ................................
    Market Value                            --
 ------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS FUND, INC.
 -CLASS IA
  Shares 9,140,726
  Cost $26,035,509
  ................................
    Market Value                            --
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. - CLASS IA
  Shares 6,532,743
  Cost $30,616,570
  ................................
    Market Value                            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. - CLASS IA
  Shares 899,159
  Cost $983,616
  ................................
    Market Value                            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS FUND, INC. -
 CLASS IA
  Shares 7,223,298
  Cost $25,320,046
  ................................
    Market Value                            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. -
 CLASS IA
  Shares 5,137,704
  Cost $7,043,176
  ................................
    Market Value                     9,637,998
 ---------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life and
  Annuity Insurance Company              9,830
  ................................
 Receivable from fund shares sold           --
  ................................
 Total Assets                        9,647,828
  ................................
 LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                         --
  ................................
 PAYABLE FOR FUND SHARES PURCHASED       9,969
  ................................
 TOTAL LIABILITIES                       9,969
 ---------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $9,637,859
 ---------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants         4,055,729
 Unit Values                        $ 2.376357
 ---------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 December 31, 1999                  Dividend     Growth and   International Small      MidCap Fund  Fidelity    Fidelity
                                    and Growth   Income Fund  Advisers     Company     Sub-Account  VIP Equity- VIP
                                    Fund         Sub-Account  Fund         Fund                     Income      Overseas
                                    Sub-Account               Sub-Account  Sub-Account              Portfolio   Portfolio
                                                                                                    Sub-Account Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 ASSETS:
 Investments:
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH HLS
 FUND, INC. - CLASS IA
  Shares 9,320,261
  Cost $19,378,338
  .........................................................................................................................
    Market Value                    $20,027,637          --           --          --           --            --         --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME HLS
 FUND, INC. - CLASS IA
  Shares 2,064,778
  Cost $2,667,080
  .........................................................................................................................
    Market Value                             --   2,956,020           --          --           --            --         --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL ADVISERS
 HLS FUND, INC. - CLASS IA
  Shares 152,987
  Cost $188,594
  .........................................................................................................................
    Market Value                             --          --      213,675          --           --            --         --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. - CLASS IA
  Shares 1,397,014
  Cost $2,316,312
  .........................................................................................................................
    Market Value                             --          --           --   3,056,355           --            --         --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS FUND, INC. -
 CLASS IA
  Shares 1,972,567
  Cost $3,402,425
  .........................................................................................................................
    Market Value                             --          --           --          --    4,050,665            --         --
 --------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 436,302
  Cost $10,702,619
  .........................................................................................................................
    Market Value                             --          --           --          --           --    11,217,330         --
 --------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS PORTFOLIO
  Shares 140,975
  Cost $2,808,265
  .........................................................................................................................
    Market Value                             --          --           --          --           --            --  3,868,358
 --------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 106,942
  Cost $1,840,697
  .........................................................................................................................
    Market Value                             --          --           --          --           --            --         --
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life & Annuity
  Insurance Company                      17,725     109,761        5,155      12,928       11,087        11,324     14,038
  .........................................................................................................................
 Receivable from fund shares sold            --          --           --          --           --            --         --
  .........................................................................................................................
 Total Assets                        20,045,362   3,065,781      218,830   3,069,283    4,061,752    11,228,654  3,882,396
  .........................................................................................................................
 LIABILITIES:
 Due to Hartford Life & Annuity
  Insurance Company                          --          --           --          --           --            --         --
  .........................................................................................................................
 Payable for fund shares purchased       18,148     109,761        5,155      12,917       11,092        11,560     14,004
  .........................................................................................................................
 TOTAL LIABILITIES                       18,148     109,761        5,155      12,917       11,092        11,560     14,004
  .........................................................................................................................
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $20,027,214  $2,956,020    $ 213,675   $3,056,366  $4,050,660   $11,217,094 $3,868,392
 --------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants          8,172,965   2,108,166      172,203   1,712,309    2,417,559     5,384,516  1,773,710
 Unit Values                        $  2.450422  $ 1.402176    $1.240838   $1.784939   $ 1.675516   $  2.083213 $ 2.180961
 --------------------------------------------------------------------------------------------------------------------------

 December 31, 1999                  Fidelity
                                    VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 ----------------------------------------------------------
 ASSETS:
 Investments:
 ----------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH HLS
 FUND, INC. - CLASS IA
  Shares 9,320,261
  Cost $19,378,338
  ................................
    Market Value                            --
 ----------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME HLS
 FUND, INC. - CLASS IA
  Shares 2,064,778
  Cost $2,667,080
  ................................
    Market Value                            --
 ----------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL ADVISERS
 HLS FUND, INC. - CLASS IA
  Shares 152,987
  Cost $188,594
  ................................
    Market Value                            --
 ----------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. - CLASS IA
  Shares 1,397,014
  Cost $2,316,312
  ................................
    Market Value                            --
 ----------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS FUND, INC. -
 CLASS IA
  Shares 1,972,567
  Cost $3,402,425
  ................................
    Market Value                            --
 --------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 436,302
  Cost $10,702,619
  ................................
    Market Value                            --
 --------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS PORTFOLIO
  Shares 140,975
  Cost $2,808,265
  ................................
    Market Value                            --
 --------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 106,942
  Cost $1,840,697
  ................................
    Market Value                     1,996,605
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life & Annuity
  Insurance Company                        885
  ................................
 Receivable from fund shares sold           --
  ................................
 Total Assets                        1,997,490
  ................................
 LIABILITIES:
 Due to Hartford Life & Annuity
  Insurance Company                         --
  ................................
 Payable for fund shares purchased         913
  ................................
 TOTAL LIABILITIES                         913
  ................................
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $1,996,577
 --------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants         1,026,184
 Unit Values                        $ 1.945633
 --------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

 For the Year Ended                 Bond Fund    Stock Fund   Money       Advisers     Capital    Mortgage     Index Fund
 December 31, 1999                  Sub-Account  Sub-Account  Market      Fund         Appreciation Securities Sub-Account
                                                              Fund        Sub-Account  Fund       Fund
                                                              Sub-Account              Sub-Account Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $ 699,011   $  372,982   $1,047,023  $  551,404   $  119,226 $   52,036   $  260,644
  ........................................................................................................................
  Capital gains income                  18,913    2,119,332         562    1,057,290    1,346,774         --      232,059
  ........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ........................................................................................................................
  Net realized (loss) gain on
    security transactions               (2,719)     (22,268)         --         (966)      18,563     (1,722)       1,101
  ........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (842,711)   4,413,611          --      311,013    7,692,001    (39,099)   3,505,603
  ........................................................................................................................
  Net (loss) gain on investments      (845,430)   4,391,343          --      310,047    7,710,564    (40,821)   3,506,704
 -------------------------------------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $(127,506)  $6,883,657   $1,047,585  $1,918,741   $9,176,564 $   11,215   $3,999,407
 -------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 International
 December 31, 1999                  Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $   91,142
  ................................
  Capital gains income                      --
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized (loss) gain on
    security transactions               25,426
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                2,417,612
  ................................
  Net (loss) gain on investments     2,443,038
 ------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $2,534,180
 ------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Dividend     Growth and   International Small      MidCap Fund  Fidelity   Fidelity
 December 31, 1999                  and Growth   Income Fund  Advisers     Company     Sub-Account  VIP        VIP
                                    Fund         Sub-Account  Fund         Fund                     Equity-    Overseas
                                    Sub-Account               Sub-Account  Sub-Account              Income     Portfolio
                                                                                                    Portfolio  Sub-Account
                                                                                                    Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $314,327     $  7,483     $   3,715    $     --    $      --   $ 105,625  $   58,254
  ........................................................................................................................
  Capital gains income                499,713       17,234            --       3,946      148,450     233,487      93,957
  ........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ........................................................................................................................
  Net realized (loss) gain on
    security transactions              (2,211)      (4,508)          368         867      (12,844)      1,860     221,841
  ........................................................................................................................
  Net unrealized appreciation of
    investments during the period      22,405      282,943        24,842     716,883      638,826     132,738     896,895
  ........................................................................................................................
  Net gain on investments              20,194      278,435        25,210     717,750      625,982     134,598   1,118,736
 -------------------------------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS         $834,234     $303,152     $  28,925    $721,696    $ 774,432   $ 473,710  $1,270,947
 -------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 Fidelity
 December 31, 1999                  VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 ------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $ 35,234
  ................................
  Capital gains income                 44,630
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized (loss) gain on
    security transactions               1,464
  ................................
  Net unrealized appreciation of
    investments during the period      89,708
  ................................
  Net gain on investments              91,172
 ------------------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS         $171,036
 ------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 For the Year Ended                 Bond Fund    Stock Fund    Money Market   Advisers      Capital     Mortgage     Index Fund
 December 31, 1999                  Sub-Account  Sub-Account   Fund           Fund          Appreciation Securities  Sub-Account
                                                               Sub-Account    Sub-Account   Fund        Fund
                                                                                            Sub-Account Sub-Account
 -------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   699,011  $   372,982   $   1,047,023  $   551,404   $   119,226 $   52,036   $   260,644
  ..............................................................................................................................
  Capital gains income                   18,913    2,119,332             562    1,057,290     1,346,774         --       232,059
  ..............................................................................................................................
  Net realized (loss) gain on
    security transactions                (2,719)     (22,268)             --         (966)       18,563     (1,722)        1,101
  ..............................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (842,711)   4,413,611              --      311,013     7,692,001    (39,099)    3,505,603
  ..............................................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                         (127,506)   6,883,657       1,047,585    1,918,741     9,176,564     11,215     3,999,407
  ..............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           2,698,950   12,119,056     140,220,886    5,793,490     8,084,428    412,204     5,041,446
  ..............................................................................................................................
  Net transfers                       9,691,325   23,050,670    (119,807,605)  12,348,443     8,095,535    244,979    12,746,107
  ..............................................................................................................................
  Surrenders for benefit payments
    and fees                           (718,711)  (1,780,707)       (491,397)    (500,173)     (913,711)   (315,043)  (1,035,217)
  ..............................................................................................................................
  Net loan activity                     (99,513)    (238,423)     (5,409,347)     (44,850)     (166,948)     (6,721)    (149,959)
  ..............................................................................................................................
  Cost of insurance                    (497,251)  (2,526,384)     (3,444,628)  (1,188,712)   (1,518,285)    (71,630)  (1,208,015)
  ..............................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                     11,074,800   30,624,212      11,067,909   16,408,198    13,581,019    263,789    15,394,362
  ..............................................................................................................................
  Net increase in net assets         10,947,294   37,507,869      12,115,494   18,326,939    22,757,583    275,004    19,393,769
  ..............................................................................................................................
 NET ASSETS:
  Beginning of period                 2,009,504   18,057,233      25,797,476    8,773,156    17,061,708    659,661    10,861,688
 -------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $12,956,798  $55,565,102   $  37,912,970  $27,100,095   $39,819,291 $  934,665   $30,255,457
 -------------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 International
 December 31, 1999                  Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   91,142
  ................................
  Capital gains income                      --
  ................................
  Net realized (loss) gain on
    security transactions               25,426
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                2,417,612
  ................................
  Net (decrease) increase in net
    assets resulting from
    operations                       2,534,180
  ................................
 UNIT TRANSACTIONS:
  Purchases                          2,369,344
  ................................
  Net transfers                       (345,670)
  ................................
  Surrenders for benefit payments
    and fees                          (342,765)
  ................................
  Net loan activity                    (69,327)
  ................................
  Cost of insurance                   (382,923)
  ................................
  Net increase in net assets
    resulting from unit
    transactions                     1,228,659
  ................................
  Net increase in net assets         3,762,839
  ................................
 NET ASSETS:
  Beginning of period                5,875,020
 ------------------------------------------------------------------------
  END OF PERIOD                     $9,637,859
 ------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Dividend     Growth and    International Small        MidCap     Fidelity     Fidelity
 December 31, 1999                  and Growth   Income Fund   Advisers     Company Fund  Fund       VIP Equity-  VIP
                                    Fund         Sub-Account   Fund         Sub-Account   Sub-Account Income      Overseas
                                    Sub-Account                Sub-Account                           Portfolio    Portfolio
                                                                                                     Sub-Account  Sub-Account
 ----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   314,327   $    7,483    $  3,715     $       --   $      --  $   105,625  $   58,254
  ...........................................................................................................................
  Capital gains income                  499,713       17,234          --          3,946     148,450      233,487      93,957
  ...........................................................................................................................
  Net realized (loss) gain on
    security transactions                (2,211)      (4,508)        368            867     (12,844)       1,860     221,841
  ...........................................................................................................................
  Net unrealized appreciation of
    investments during the period        22,405      282,943      24,842        716,883     638,826      132,738     896,895
  ...........................................................................................................................
  Net increase in net assets
    resulting from operations           834,234      303,152      28,925        721,696     774,432      473,710   1,270,947
  ...........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           4,867,866      366,470      38,551        492,570     518,046    2,649,542   1,343,347
  ...........................................................................................................................
  Net transfers                       6,916,438    2,340,975     169,407      1,813,451   2,801,192    2,562,251  (1,869,595)
  ...........................................................................................................................
  Surrenders for benefit payments
    and fees                           (840,062)     (31,360)    (20,325)       (33,140)    (25,676)    (361,687)   (176,455)
  ...........................................................................................................................
  Net loan activity                    (140,021)     (13,510)         --         (7,461)     (3,502)     (14,647)    (14,296)
  ...........................................................................................................................
  Cost of insurance                    (972,972)     (80,442)     (8,886)       (67,116)    (86,761)    (516,570)   (188,963)
  ...........................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      9,831,249    2,582,133     178,747      2,198,304   3,203,299    4,318,889    (905,962)
  ...........................................................................................................................
  Net increase in net assets         10,665,483    2,885,285     207,672      2,920,000   3,977,731    4,792,599     364,985
  ...........................................................................................................................
 NET ASSETS:
  Beginning of period                 9,361,731       70,735       6,003        136,366      72,929    6,424,495   3,503,407
 ----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $20,027,214   $2,956,020    $213,675     $3,056,366   $4,050,660 $11,217,094  $3,868,392
 ----------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 Fidelity
 December 31, 1999                  VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   35,234
  ................................
  Capital gains income                  44,630
  ................................
  Net realized (loss) gain on
    security transactions                1,464
  ................................
  Net unrealized appreciation of
    investments during the period       89,708
  ................................
  Net increase in net assets
    resulting from operations          171,036
  ................................
 UNIT TRANSACTIONS:
  Purchases                            511,702
  ................................
  Net transfers                        455,197
  ................................
  Surrenders for benefit payments
    and fees                           (42,732)
  ................................
  Net loan activity                    (16,010)
  ................................
  Cost of insurance                    (72,617)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       835,540
  ................................
  Net increase in net assets         1,006,576
  ................................
 NET ASSETS:
  Beginning of period                  990,001
 ------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $1,996,577
 ------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Bond Fund    Stock Fund    Money        Advisers      Capital     Mortgage     Index Fund
 December 31, 1998                  Sub-Account  Sub-Account   Market Fund  Fund          Appreciation Securities  Sub-Account
                                                               Sub-Account  Sub-Account   Fund        Fund
                                                                                          Sub-Account Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   94,731   $   133,161   $   445,803   $  169,656   $    88,276 $   37,142   $    84,654
  ............................................................................................................................
  Capital gains income                      --       103,525            --       63,605       250,090         --        53,874
  ............................................................................................................................
  Net realized gain (loss) on
    security transactions                9,305           (98)           --        4,573        39,470       (871)         (922)
  ............................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   38,190     2,521,917            --      731,402     1,421,650     (8,524)    1,330,595
  ............................................................................................................................
  Net increase in net assets
    resulting from operations          142,226     2,758,505       445,803      969,236     1,799,486     27,747     1,468,201
  ............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            683,210     3,513,223    95,425,381    1,751,574     3,507,330     37,276     2,118,676
  ............................................................................................................................
  Net transfers                        571,074    10,950,874   (72,076,036)   5,691,550     9,794,312    550,267     6,100,193
  ............................................................................................................................
  Surrenders for benefit payments
    and fees                           (31,817)     (207,585)     (411,072)    (489,261)     (187,213)     (5,125)    (112,773)
  ............................................................................................................................
  Net loan activity                     (7,510)     (178,910)   (3,001,765)     (71,056)     (101,857)     (7,079)    (209,775)
  ............................................................................................................................
  Cost of insurance                   (110,589)     (599,935)   (1,609,252)    (229,420)     (489,408)    (31,183)    (280,128)
  ............................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                     1,104,368    13,477,667    18,327,256    6,653,387    12,523,164    544,156     7,616,193
  ............................................................................................................................
  Net increase in net assets         1,246,594    16,236,172    18,773,059    7,622,623    14,322,650    571,903     9,084,394
  ............................................................................................................................
 NET ASSETS:
  Beginning of period                  762,910     1,821,061     7,024,417    1,150,533     2,739,058     87,758     1,777,294
 -----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $2,009,504   $18,057,233   $25,797,476   $8,773,156   $17,061,708 $  659,661   $10,861,688
 -----------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 International
 December 31, 1998                  Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   74,346
  ................................
  Capital gains income                  99,646
  ................................
  Net realized gain (loss) on
    security transactions                 (741)
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  214,444
  ................................
  Net increase in net assets
    resulting from operations          387,695
  ................................
 UNIT TRANSACTIONS:
  Purchases                          1,309,658
  ................................
  Net transfers                      3,666,828
  ................................
  Surrenders for benefit payments
    and fees                           (64,967)
  ................................
  Net loan activity                    (30,352)
  ................................
  Cost of insurance                   (165,473)
  ................................
  Net increase in net assets
    resulting from unit
    transactions                     4,715,694
  ................................
  Net increase in net assets         5,103,389
  ................................
 NET ASSETS:
  Beginning of period                  771,631
 ------------------------------------------------------------------------
  END OF PERIOD                     $5,875,020
 ------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Dividend     Growth and    International Small        MidCap     Fidelity     Fidelity
 December 31, 1998                  and Growth   Income Fund   Advisers     Company Fund  Fund       VIP Equity-  VIP
                                    Fund         Sub-Account*  Fund         Sub-Account*  Sub-Account* Income     Overseas
                                    Sub-Account                Sub-Account*                          Portfolio    Portfolio
                                                                                                     Sub-Account  Sub-Account
 ----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  ...........................................................................................................................
  Net investment income             $  137,525    $     267      $    --     $      --    $      --  $   14,647   $    7,173
  ...........................................................................................................................
  Capital gains income                  62,013           --           --            --           --      52,127       21,143
  ...........................................................................................................................
  Net realized gain (loss) on
    security transactions                1,074           14            5           235          191         690       (6,944)
  ...........................................................................................................................
  Net unrealized appreciation of
    investments during the period      561,829        5,996          239        23,159        9,414     333,233      162,234
  ...........................................................................................................................
  Net increase in net assets
    resulting from operations          762,441        6,277          244        23,394        9,605     400,697      183,606
  ...........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                          2,087,615        3,992        1,111         4,285        5,632   1,026,458      686,112
  ...........................................................................................................................
  Net transfers                      5,745,039       62,775        4,904       114,315       62,276   4,607,992    2,484,394
  ...........................................................................................................................
  Surrenders for benefit payments
    and fees                           (95,097)        (315)        (126)       (1,068)        (433)    (66,082)     (24,102)
  ...........................................................................................................................
  Net loan activity                   (128,288)          --           --        (3,356)      (3,343)    (40,966)     (25,210)
  ...........................................................................................................................
  Cost of insurance                   (288,431)      (1,994)        (130)       (1,204)        (808)   (150,445)     (74,993)
  ...........................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                     7,320,838       64,458        5,759       112,972       63,324   5,376,957    3,046,201
  ...........................................................................................................................
  Net increase in net assets         8,083,279       70,735        6,003       136,366       72,929   5,777,654    3,229,807
  ...........................................................................................................................
 NET ASSETS:
  Beginning of period                1,278,452           --           --            --           --     646,841      273,600
 ----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $9,361,731    $  70,735      $ 6,003     $ 136,366    $  72,929  $6,424,495   $3,503,407
 ----------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 Fidelity
 December 31, 1998                  VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  ................................
  Net investment income              $  6,411
  ................................
  Capital gains income                 19,232
  ................................
  Net realized gain (loss) on
    security transactions                  68
  ................................
  Net unrealized appreciation of
    investments during the period      58,568
  ................................
  Net increase in net assets
    resulting from operations          84,279
  ................................
 UNIT TRANSACTIONS:
  Purchases                           229,316
  ................................
  Net transfers                       567,140
  ................................
  Surrenders for benefit payments
    and fees                           (8,417)
  ................................
  Net loan activity                     5,364
  ................................
  Cost of insurance                   (21,314)
  ................................
  Net increase in net assets
    resulting from unit
    transactions                      772,089
  ................................
  Net increase in net assets          856,368
  ................................
 NET ASSETS:
  Beginning of period                 133,633
 ------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $990,001
 ------------------------------------------------------------------------------------------------------------------------

* From inception, August 3, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY Notes to Financial Statements
December 31, 1999

1.  ORGANIZATION:

Separate Account VL I (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

D) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

E) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE -- On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance which the terms of the contracts, are deducted through termination of units of interest from the applicable contractholders' accounts.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life and Annuity Insurance Company Separate Account VL I and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL I (Asia Pacific Growth, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Health Sciences, High Yield, Income, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, Utilities Growth and Income, Vista, and Voyager sub-accounts), (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and the changes in its net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 11, 2000                                            ARTHUR ANDERSEN LLP

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

 December 31, 1999                  Asia         Diversified  The George  Global       Global      Growth       Health
                                    Pacific      Income       Putnam      Asset        Growth      and Income   Sciences
                                    Growth       Sub-Account  Fund of     Allocation   Sub-Account Sub-Account  Sub-Account
                                    Sub-Account               Boston      Sub-Account
                                                              Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT ASIA PACIFIC GROWTH
 FUND
  Shares 59,308
  Cost $763,799
  .........................................................................................................................
    Market Value:                   $1,025,436   $       --    $     --   $       --   $        -- $        --  $       --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT DIVERSIFIED INCOME FUND
  Shares 103,161
  Cost $1,069,034
  .........................................................................................................................
    Market Value:                           --    1,024,392          --           --            --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
  Shares 63,974
  Cost $664,046
  .........................................................................................................................
    Market Value:                           --           --     638,460           --            --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
  Shares 101,320
  Cost $1,850,142
  .........................................................................................................................
    Market Value:                           --           --          --    1,986,878            --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL GROWTH FUND
  Shares 615,132
  Cost $11,862,166
  .........................................................................................................................
    Market Value:                           --           --          --           --    18,755,385          --          --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GROWTH AND INCOME FUND
  Shares 632,560
  Cost $17,563,290
  .........................................................................................................................
    Market Value:                           --           --          --           --            --  16,952,615          --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HEALTH SCIENCES FUND
  Shares 165,692
  Cost $1,702,975
  .........................................................................................................................
    Market Value:                           --           --          --           --            --          --   1,739,761
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                               19,991          624       7,259           49        21,718      17,539      20,591
  .........................................................................................................................
 Receivable from fund shares sold           --           --          --           --            --          --          --
  .........................................................................................................................
 TOTAL ASSETS                        1,045,427    1,025,016     645,719    1,986,927    18,777,103  16,970,154   1,760,352
  .........................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                   --           --          --           --            --          --          --
  .........................................................................................................................
 Payable for fund shares purchased      20,000          624       7,259            7        21,937      17,831      20,595
  .........................................................................................................................
 TOTAL LIABILITIES                      20,000          624       7,259            7        21,937      17,831      20,595
 --------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $1,025,427   $1,024,392    $638,460   $1,986,920   $18,755,166 $16,952,323  $1,739,757
 --------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 December 31, 1999               High Yield   Income       International   International   International   Investors    Money
                                 Sub-Account  Sub-Account  Growth          Growth          New             Sub-Account  Market
                                                           Sub-Account     and Income      Opportunities                Sub-Account
                                                                           Sub-Account     Sub-Account
 ----------------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HIGH YIELD FUND
  Shares 748,099
  Cost $8,511,216
  .................................................................................................................................
    Market Value:                $8,296,413   $       --    $        --     $        --     $        --    $       --   $       --
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INCOME FUND
  Shares 198,313
  Cost $2,619,410
  .................................................................................................................................
    Market Value:                        --    2,482,879             --              --              --            --           --
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 FUND
  Shares 108,549
  Cost $1,710,608
  .................................................................................................................................
    Market Value:                        --           --      2,350,076              --              --            --           --
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
  Shares 53,760
  Cost $740,008
  .................................................................................................................................
    Market Value:                        --           --             --         819,842              --            --           --
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
  Shares 34,944
  Cost $587,797
  .................................................................................................................................
    Market Value:                        --           --             --              --         814,548            --           --
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INVESTORS FUND
  Shares 276,392
  Cost $3,531,197
  .................................................................................................................................
    Market Value:                        --           --             --              --              --     4,190,105           --
  .................................................................................................................................
 PUTNAM VT MONEY MARKET FUND
  Shares 846,307
  Cost $846,307
  .................................................................................................................................
    Market Value:                        --           --             --              --              --            --      846,307
 ----------------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life
  Insurance Company                  10,287        3,954         11,266           4,298           1,348        19,034           38
  .................................................................................................................................
 Receivable from fund shares
  sold                                   --           --             --              --              --            --           --
  .................................................................................................................................
 TOTAL ASSETS                     8,306,700    2,486,833      2,361,342         824,140         815,896     4,209,139      846,345
  .................................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                --           --             --              --              --            --           --
  .................................................................................................................................
 Payable for fund shares
  purchased                          10,292        3,952         11,252           4,324           1,343        19,023           --
  .................................................................................................................................
 TOTAL LIABILITIES                   10,292        3,952         11,252           4,324           1,343        19,023           --
 ----------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)           $8,296,408   $2,482,881    $ 2,350,090     $   819,816     $   814,553    $4,190,116   $  846,345
 ----------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 December 31, 1999                  New          New         OTC &       Utilities    Vista        Voyager
                                    Opportunities Value      Emerging    Growth       Sub-Account  Sub-Account
                                    Sub-Account  Sub-Account Growth      and Income
                                                             Sub-Account Sub-Account
 -------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW OPPORTUNITIES FUND
  Shares 431,035
  Cost $10,846,160
  ............................................................................................................
    Market Value:                   $18,767,277   $     --   $     --    $       --   $       --   $        --
 -------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW VALUE FUND
  Shares 68,996
  Cost $853,708
  ............................................................................................................
    Market Value:                            --    818,297         --            --           --            --
 -------------------------------------------------------------------------------------------------------------
 PUTNAM VT OTC & EMERGING GROWTH
 FUND
  Shares 95,840
  Cost $1,569,777
  ............................................................................................................
    Market Value:                            --         --   2,184,196           --           --            --
 -------------------------------------------------------------------------------------------------------------
 PUTNAM VT UTILITIES GROWTH &
 INCOME FUND
  Shares 141,128
  Cost $2,365,588
  ............................................................................................................
    Market Value:                            --         --         --     2,394,936           --            --
 -------------------------------------------------------------------------------------------------------------
 PUTNAM VT VISTA FUND
  Shares 58,596
  Cost $991,514
  ............................................................................................................
    Market Value:                            --         --         --            --    1,211,757            --
 -------------------------------------------------------------------------------------------------------------
 PUTNAM VT VOYAGER FUND
  Shares 505,231
  Cost $22,435,679
  ............................................................................................................
    Market Value:                            --         --         --            --           --    33,471,541
 -------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                40,415         13      3,847         8,011        1,114       492,237
  ............................................................................................................
 Receivable from fund shares sold            --         --         --            --           --            --
  ............................................................................................................
 TOTAL ASSETS                        18,807,692    818,310   2,188,043    2,402,947    1,212,871    33,963,778
  ............................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                    --         --         --            --           --            --
  ............................................................................................................
 Payable for fund shares purchased       40,457         11      3,974         7,996        1,382       491,801
  ............................................................................................................
 TOTAL LIABILITIES                       40,457         11      3,974         7,996        1,382       491,801
 -------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $18,767,235   $818,299   $2,184,069  $2,394,951   $1,211,489   $33,471,977
 -------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

 ----------------------------------------------------------------------------------
 December 31, 1999                             Units       Unit        Contract
                                               Owned by    Price       Liability
                                               Participants
 ----------------------------------------------------------------------------------
 Variable life contracts:
  Asia Pacific Growth Fund                        46,200   $22.195177  $  1,025,427
  .................................................................................
  Diversified Income Fund                         78,785    13.002362     1,024,392
  .................................................................................
  George Putnam Fund of Boston                    60,436    10.564227       638,460
  .................................................................................
  Global Asset Allocation Fund                    85,437    23.255993     1,986,920
  .................................................................................
  Global Growth Fund                             482,134    38.900326    18,755,166
  .................................................................................
  Growth and Income Fund                         653,956    25.922728    16,952,323
  .................................................................................
  Health Sciences Fund                           161,082    10.800460     1,739,757
  .................................................................................
  High Yield Fund                                502,850    16.498765     8,296,408
  .................................................................................
  Income Fund                                    172,404    14.401541     2,482,881
  .................................................................................
  International Growth Fund                      149,977    15.669625     2,350,090
  .................................................................................
  International Growth and Income Fund            67,366    12.169641       819,816
  .................................................................................
  International New Opportunities Fund            41,148    19.795791       814,553
  .................................................................................
  Investors Fund                                 287,885    14.554810     4,190,116
  .................................................................................
  Money Market Fund                              622,997     1.358506       846,345
  .................................................................................
  New Opportunities Fund                         487,277    38.514515    18,767,235
  .................................................................................
  New Value Fund                                  76,911    10.639520       818,299
  .................................................................................
  OTC & Emerging Growth Fund                      89,503    24.402281     2,184,069
  .................................................................................
  Utilities Growth & Income Fund                 111,426    21.493623     2,394,951
  .................................................................................
  Vista Fund                                      74,657    16.227448     1,211,489
  .................................................................................
  Voyager Fund                                   733,633    45.624982    33,471,977
  .................................................................................
 GRAND TOTAL:                                                          $120,770,674
 ----------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

 For the Year Ended                 Asia         Diversified The George  Global      Global     Growth       Health
 December 31, 1999                  Pacific      Income      Putnam      Asset       Growth     and Income   Sciences
                                    Growth       Sub-Account Fund        Allocation  Sub-Account Sub-Account Sub-Account
                                    Sub-Account              of Boston   Sub-Account
                                                             Sub-Account
 ----------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $     --     $ 53,173    $ 14,180    $ 24,983   $   38,016 $  155,610    $ 1,301
  .....................................................................................................................
  Capital gains income                     --           --         523      70,125      791,631    776,527         --
  .....................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  .....................................................................................................................
  Net realized gain (loss) on
    security transactions              17,843        1,938         996          80       (2,383)    (33,784)     (473)
  .....................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 261,527      (37,046)    (27,608)     95,549    6,067,598 (1,040,044)    21,618
  .....................................................................................................................
  Net gain (loss) on investments      279,370      (35,108)    (26,612)     95,629    6,065,215 (1,073,828)    21,145
 ----------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                       $279,370     $ 18,065    $(11,909)   $190,737   $6,894,862 $ (141,691)   $22,446
 ----------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended              High Yield    Income        International   International   International   Investors
 December 31, 1999               Sub-Account   Sub-Account*  Growth          Growth and      New             Sub-Account
                                                             Sub-Account     Income          Opportunities
                                                                             Sub-Account     Sub-Account
 -----------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                        $292,292     $  110,447   $          --   $          --   $          19   $       --
  ......................................................................................................................
  Capital gains income                   --         32,951              --              --              --           --
  ......................................................................................................................
 NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
  ......................................................................................................................
  Net realized gain (loss) on
    security transactions               245          3,034           3,599            (330)             39          249
  ......................................................................................................................
  Net unrealized appreciation
    (depreciation) of
    investments during the
    period                          (59,106)      (190,824)        627,287          78,520         224,583      645,354
  ......................................................................................................................
  Net gain (loss) on
    investments                     (58,861)      (187,790)        630,886          78,190         224,622      645,603
 -----------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                     $233,431     $  (44,392)  $     630,886   $      78,190   $     224,641   $  645,603
 -----------------------------------------------------------------------------------------------------------------------

 For the Year Ended              Money
 December 31, 1999               Market
                                 Sub-Account

 -------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                      $   32,522
  .............................
  Capital gains income                   --
  .............................
 NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
  .............................
  Net realized gain (loss) on
    security transactions                --
  .............................
  Net unrealized appreciation
    (depreciation) of
    investments during the
    period                               --
  .............................
  Net gain (loss) on
    investments                          --
 -------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                   $   32,522
 -------------------------------------------------------------------------------

*Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended              New             New          OTC &            Utilities    Vista        Voyager
 December 31, 1999               Opportunities   Value        Emerging         Growth       Sub-Account  Sub-Account
                                 Sub-Account     Sub-Account  Growth           and Income
                                                              Sub-Account      Sub-Account
 -------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                       $         --    $      3     $         --     $  49,760    $      --   $    15,233
  ..................................................................................................................
  Capital gains income                 106,172         690            4,151        52,257       84,505     1,221,590
  ..................................................................................................................
 NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
  ..................................................................................................................
  Net realized gain (loss) on
    security transactions               (6,713)        (66)          11,233          (253)         454       (39,914)
  ..................................................................................................................
  Net unrealized appreciation
    (depreciation) of
    investments during the
    period                           6,825,628     (35,850)         610,876       (99,311)     212,805     9,581,148
  ..................................................................................................................
  Net gain (loss) on
    investments                      6,818,915     (35,916)         622,109       (99,564)     213,259     9,541,234
 -------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                    $  6,925,087    $(35,223)    $    626,260     $   2,453    $ 297,764   $10,778,057
 -------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 For the Year Ended                 Asia         Diversified   The George   Global Asset  Global       Growth       Health
 December 31, 1999                  Pacific      Income        Putnam Fund  Allocation    Growth       and Income   Sciences
                                    Growth       Sub-Account   of Boston    Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                    Sub-Account                Sub-Account
 ------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $       --    $   53,173    $ 14,180     $   24,983   $    38,016  $   155,610  $    1,301
  .............................................................................................................................
  Capital gains income                      --            --         523         70,125       791,631      776,527          --
  .............................................................................................................................
  Net realized gain (loss) on
    security transactions               17,843         1,938         996             80        (2,383)     (33,784)       (473)
  .............................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  261,527       (37,046)    (27,608)        95,549     6,067,598   (1,040,044)     21,618
  .............................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         279,370        18,065     (11,909)       190,737     6,894,862     (141,691)     22,446
  .............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            108,126       211,349     157,313        347,395     3,481,474    4,231,020     536,671
  .............................................................................................................................
  Net transfers                        666,162       183,678     468,303        541,483     1,913,864    6,270,754   1,133,137
  .............................................................................................................................
  Surrenders for benefit payments
    and fees                            (7,756)      (26,818)    (24,713)       (33,349)     (392,829)    (335,856)    (22,235)
  .............................................................................................................................
  Net loan activity                     (3,445)         (133)    (16,345)        (4,153)      (82,403)     (65,775)       (274)
  .............................................................................................................................
  Cost of insurance                    (19,412)      (48,582)    (30,579)       (78,837)     (576,892)    (857,222)    (82,181)
  .............................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       743,675       319,494     553,979        772,539     4,343,214    9,242,921   1,565,118
  .............................................................................................................................
  Total increase (decrease) in net
    assets                           1,023,045       337,559     542,070        963,276    11,238,076    9,101,230   1,587,564
  .............................................................................................................................
 NET ASSETS:
  Beginning of period                    2,382       686,833      96,390      1,023,644     7,517,090    7,851,093     152,193
 ------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $1,025,427    $1,024,392    $638,460     $1,986,920   $18,755,166  $16,952,323  $1,739,757
 ------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended              High Yield   Income        International  International  International Investors   Money
 December 31, 1999               Sub-Account  Sub-Account*  Growth         Growth         New          Sub-Account  Market
                                                            Sub-Account    and Income     Opportunities             Sub-Account
                                                                           Sub-Account    Sub-Account
 ------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)   $  292,292    $  110,447    $       --     $       --    $       19   $       --   $   32,522
  .............................................................................................................................
  Capital gains income                   --        32,951            --             --            --           --           --
  .............................................................................................................................
  Net realized gain (loss) on
    security transactions               245         3,034         3,599           (330)           39          249           --
  .............................................................................................................................
  Net unrealized appreciation
    (depreciation) of
    investments during the
    period                          (59,106)     (190,824)      627,287         78,520       224,583      645,354           --
  .............................................................................................................................
  Net increase (decrease) in
    net assets resulting from
    operations                      233,431       (44,392)      630,886         78,190       224,641      645,603       32,522
  .............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                       1,491,768       730,356       276,961        141,351        85,042      763,172      180,914
  .............................................................................................................................
  Net transfers                   5,301,286       530,713     1,294,798        459,682       527,339    2,772,882      210,538
  .............................................................................................................................
  Surrenders for benefit
    payments and fees              (318,863)      (37,656)      (12,488)       (14,071)      (23,805)     (25,132)     (17,823)
  .............................................................................................................................
  Net loan activity                (316,408)        8,214        (6,702)          (159)          (32)      (1,256)     (48,279)
  .............................................................................................................................
  Cost of insurance                (287,610)     (184,497)      (71,011)       (29,033)      (15,818)    (125,913)     (39,490)
  .............................................................................................................................
  Net increase (decrease) in
    net assets resulting from
    unit transactions             5,870,173     1,047,130     1,481,558        557,770       572,726    3,383,753      285,860
  .............................................................................................................................
  Total increase (decrease) in
    net assets                    6,103,604     1,002,738     2,112,444        635,960       797,367    4,029,356      318,382
  .............................................................................................................................
 NET ASSETS:
  Beginning of period             2,192,804     1,480,143       237,646        183,856        17,186      160,760      527,963
 ------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                  $8,296,408    $2,482,881    $2,350,090     $  819,816    $  814,553   $4,190,116   $  846,345
 ------------------------------------------------------------------------------------------------------------------------------

*Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 New          New         OTC &       Utilities    Vista        Voyager
 December 31, 1999                  Opportunities Value      Emerging    Growth       Sub-Account  Sub-Account
                                    Sub-Account  Sub-Account Growth      and Income
                                                             Sub-Account Sub-Account
 -------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $        --   $      3   $       --  $   49,760   $       --   $    15,233
  ............................................................................................................
  Capital gains income                  106,172        690        4,151      52,257       84,505     1,221,590
  ............................................................................................................
  Net realized gain (loss) on
    security transactions                (6,713)       (66)      11,233        (253)         454       (39,914)
  ............................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 6,825,628    (35,850)     610,876     (99,311)     212,805     9,581,148
  ............................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                        6,925,087    (35,223)     626,260       2,453      297,764    10,778,057
  ............................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           2,811,112     44,339      169,618     536,290      190,448     5,464,827
  ............................................................................................................
  Net transfers                       3,554,730    828,850    1,611,612     854,187      707,722     8,863,280
  ............................................................................................................
  Surrenders for benefit payments
    and fees                           (456,839)    (5,976)    (218,538)    (87,831)       9,128      (548,816)
  ............................................................................................................
  Net loan activity                     (49,216)      (376)        (114)    (23,003)        (262)     (145,402)
  ............................................................................................................
  Cost of insurance                    (540,650)   (29,965)     (34,954)   (121,191)     (40,396)   (1,048,842)
  ............................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      5,319,137    836,872    1,527,624   1,158,452      866,640    12,585,047
  ............................................................................................................
  Total increase (decrease) in net
    assets                           12,244,224    801,649    2,153,884   1,160,905    1,164,404    23,363,104
  ............................................................................................................
 NET ASSETS:
  Beginning of period                 6,523,011     16,650       30,185   1,234,046       47,085    10,108,873
 -------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $18,767,235   $818,299   $2,184,069  $2,394,951   $1,211,489   $33,471,977
 -------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Asia Pacific   Diversified  The George   Global       Global       Growth        Health
 December 31, 1998                  Growth         Income       Putnam Fund  Asset        Growth       and Income    Sciences
                                    Sub-Account*   Sub-Account  of Boston    Allocation   Sub-Account  Sub-Account   Sub-Account*
                                                                Sub-Account* Sub-Account
 ---------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)       $       --     $  2,718     $    532    $    9,598   $   66,009    $   36,061    $       126
  ................................................................................................................................
  Capital gains income                       --        1,154           --        41,227      330,045       235,404             --
  ................................................................................................................................
  Net realized gain (loss) on
    security transactions                    --           15            7           511        3,657         4,991              2
  ................................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                       110       (9,453)       2,022        31,846      799,731       369,952         15,169
  ................................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                              110       (5,566)       2,561        83,182    1,199,442       646,408         15,297
  ................................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                               1,025       85,364       26,333       197,777    1,777,192     1,520,697         43,812
  ................................................................................................................................
  Net transfers                           1,266      584,214       68,878       474,639    3,292,482     4,737,360         95,215
  ................................................................................................................................
  Surrenders for benefit payments
    and fees                                 (8)      (6,589)        (507)      (12,784)     (99,324)      (94,734)          (539)
  ................................................................................................................................
  Net loan activity                          --           (2)         (39)         (591)     (60,658)      (99,490)            --
  ................................................................................................................................
  Cost of insurance                         (11)     (13,198)        (836)      (29,489)    (227,264)     (257,615)        (1,592)
  ................................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                          2,272      649,789       93,829       629,552    4,682,428     5,806,218        136,896
  ................................................................................................................................
  Total increase (decrease) in net
    assets                                2,382      644,223       96,390       712,734    5,881,870     6,452,626        152,193
  ................................................................................................................................
 NET ASSETS:
  Beginning of period                        --       42,610           --       310,910    1,635,220     1,398,467             --
 ---------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $    2,382     $686,833     $ 96,390    $1,023,644   $7,517,090    $7,851,093    $   152,193
 ---------------------------------------------------------------------------------------------------------------------------------

*From inception August 3, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended              High Yield   Income        International  International  International  Investors     Money
 December 31, 1998               Sub-Account  Sub-Account** Growth         Growth and     New            Sub-Account*  Market
                                                            Sub-Account*   Income         Opportunities                Sub-Account
                                                                           Sub-Account*   Sub-Account*
 ---------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)   $   34,276   $    61,358     $     631      $   2,027      $      --    $       111   $   10,171
  ................................................................................................................................
  Capital gains income                5,378         1,597            --          4,882             --             --           --
  ................................................................................................................................
  Net realized gain (loss) on
    security transactions             8,112         2,773            (2)            (4)             5             (1)          --
  ................................................................................................................................
  Net unrealized appreciation
    (depreciation) of
    investments during the
    period                         (176,046)       12,767        12,182          1,315          2,169         13,554           --
  ................................................................................................................................
  Net increase (decrease) in
    net assets resulting from
    operations                     (128,280)       78,495        12,811          8,220          2,174         13,664       10,171
  ................................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                         465,319       518,167         9,271         17,634          1,092         18,749      111,154
  ................................................................................................................................
  Net transfers                   1,652,869      (216,141)      217,210        159,730         14,115        131,102      294,105
  ................................................................................................................................
  Surrenders for benefit
    payments and fees               (17,686)      (23,212)         (739)          (640)           (71)          (525)      (4,383)
  ................................................................................................................................
  Net loan activity                 (12,272)         (153)           --             (1)            --             (2)      (1,053)
  ................................................................................................................................
  Cost of insurance                 (51,815)      (70,077)         (907)        (1,087)          (124)        (2,228)      (9,256)
  ................................................................................................................................
  Net increase (decrease) in
    net assets resulting from
    unit transactions             2,036,415       208,584       224,835        175,636         15,012        147,096      390,567
  ................................................................................................................................
  Total increase (decrease) in
    net assets                    1,908,135       287,079       237,646        183,856         17,186        160,760      400,738
  ................................................................................................................................
 NET ASSETS:
  Beginning of period               284,669     1,193,064            --             --             --             --      127,225
 ---------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                  $2,192,804   $ 1,480,143     $ 237,646      $ 183,856      $  17,186    $   160,760   $  527,963
 ---------------------------------------------------------------------------------------------------------------------------------

 *From inception August 3, 1998, to December 31, 1998.
**Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 New          New           OTC &        Utilities     Vista        Voyager
 December 31, 1998                  Opportunities Value        Emerging     Growth        Sub-Account* Sub-Account
                                    Sub-Account  Sub-Account   Growth       and Income
                                                               Sub-Account* Sub-Account
 -----------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $       --    $     131      $    10     $   10,596    $      --   $     5,550
  ................................................................................................................
  Capital gains income                  25,739           25           --         18,263           --       135,426
  ................................................................................................................
  Net realized gain (loss) on
    security transactions              (50,616)         255          769           (609)           4         1,139
  ................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  967,053          439        3,544         84,719        7,437     1,302,791
  ................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         942,176          850        4,323        112,969        7,441     1,444,906
  ................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                          1,695,165        4,212        5,337        269,787        1,667     1,842,714
  ................................................................................................................
  Net transfers                      2,990,857       12,066       21,258        641,807       38,890     5,859,152
  ................................................................................................................
  Surrenders for benefit payments
    and fees                           (78,215)        (154)        (231)        (7,600)        (259)     (104,683)
  ................................................................................................................
  Net loan activity                    (10,265)          --           (1)        (8,087)          --      (122,704)
  ................................................................................................................
  Cost of insurance                   (162,662)        (324)        (501)       (34,433)        (654)     (253,931)
  ................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                     4,434,880       15,800       25,862        861,474       39,644     7,220,548
  ................................................................................................................
  Total increase (decrease) in net
    assets                           5,377,056       16,650       30,185        974,443       47,085     8,665,454
  ................................................................................................................
 NET ASSETS:
  Beginning of period                1,145,955           --           --        259,603           --     1,443,419
 -----------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $6,523,011    $  16,650      $30,185     $1,234,046    $  47,085   $10,108,873
 -----------------------------------------------------------------------------------------------------------------

*From inception August 3, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY NOTES TO FINANCIAL STATEMENTS
December 31, 1999

1.  ORGANIZATION:

Separate Account VL I (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life policyowners of the Company in the various mutual funds (the Funds) as directed by the policyowners.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day. All unit transactions are executed at fair value.

D) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

E) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) COST OF INSURANCE -- In accordance with terms of the policies, the Company assesses deductions for costs of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

B) MORTALITY AND EXPENSE RISK CHARGE -- The Company, as issuer of variable life policies, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.40% of the Account's average daily net assets. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

C) ADMINISTRATIVE AND ISSUE CHARGES -- The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the policies. This charge covers the average expected cost for these expenses at a maximum of $12 per month. Additionally, the Company assesses a monthly charge in the first policy year for up-front costs of underwriting and issuing a policy at a monthly maximum amount of $62.50. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

D) DEDUCTION OF ANNUAL MAINTENANCE FEE -- Annual maintenance fees are deducted through termination of units of interest from applicable policyowners' accounts, in accordance with the terms of the policies. In addition, certain other charges may apply based on the characteristics of the underlying policy. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)
                                  (UNAUDITED)
            --------------------------------------------------------

                                                      SEPTEMBER 30,    DECEMBER 31,
 -----------------------------------------------------------------------------------
                                                           2000            1999
 -----------------------------------------------------------------------------------
                                                       (UNAUDITED)
 ASSETS
   Bonds                                                $ 1,226,915     $ 1,465,815
   Common stocks                                             38,701          42,430
   Mortgage loans                                            34,380          63,784
   Policy loans                                              75,857          59,429
   Cash and short-term investments                          213,302         267,579
 -----------------------------------------------------------------------------------
   Other invested assets                                     18,836           2,892
 -----------------------------------------------------------------------------------
   Total cash and invested assets                         1,607,991       1,901,929
   Investment income due and accrued                         20,344          21,069
   Other assets                                              41,486          39,576
   Separate account assets                               47,812,204      44,865,042
 -----------------------------------------------------------------------------------
                                       TOTAL ASSETS     $49,482,025     $46,827,616
 -----------------------------------------------------------------------------------
 LIABILITIES
   Aggregate reserves for future benefits               $   615,263     $   591,621
   Policy and contract claim liabilities                     11,835           7,677
   Liability for premium and other deposit funds          1,583,921       1,969,262
   Asset valuation reserve                                    3,647           4,935
   Payable to affiliates                                     22,829          14,084
   Accrued expense allowances and other amounts due
    from separate account                                (1,392,483)     (1,377,927)
   Remittances and items not allocated                      135,641         111,582
   Other liabilities                                        152,799         118,464
   Separate account liabilities                          47,812,204      44,865,042
 -----------------------------------------------------------------------------------
                                  TOTAL LIABILITIES      48,945,656      46,304,740
 -----------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common stock                                               2,500           2,500
   Gross paid-in and contributed surplus                    226,043         226,043
   Unassigned funds                                         307,826         294,333
 -----------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS         536,369         522,876
 -----------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS     $49,482,025     $46,827,616
 -----------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)
                                  (UNAUDITED)
            --------------------------------------------------------

                                                         NINE MONTHS ENDED
                                                           SEPTEMBER 30,
 ----------------------------------------------------------------------------
                                                         2000         1999
 ----------------------------------------------------------------------------
 REVENUES
   Premiums and annuity considerations                $  564,487   $  407,330
   Annuity and other fund deposits                     3,213,811    2,745,707
   Net investment income                                  82,766       92,321
   Commissions and expense allowances on
    reinsurance ceded                                     96,524      243,448
   Reserve adjustment on reinsurance ceded             1,022,716      702,323
   Fee income                                            618,388      455,917
   Other revenues                                          3,847        7,887
 ----------------------------------------------------------------------------
                                     TOTAL REVENUES    5,602,539    4,654,933
 ----------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and annuity benefits                             42,004       34,403
   Disability and other benefits                           4,228        4,583
   Surrenders and other fund withdrawals               2,654,640      858,280
   Commissions                                           363,369      353,077
   Increase (Decrease) in aggregate reserves for
    future benefits                                       23,431         (650)
   (Decrease) Increase in liability for premium and
    other deposit funds                                 (384,393)       2,232
   General insurance expenses                            182,679      115,771
   Net transfers to separate accounts                  2,597,386    3,231,911
   Other expenses                                         22,881       16,734
 ----------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    5,506,225    4,616,341
 ----------------------------------------------------------------------------
 NET GAIN FROM OPERATIONS
   Before federal income tax expense                      96,314       38,592
   Federal income tax expense                             71,591       13,144
 ----------------------------------------------------------------------------
 NET GAIN FROM OPERATIONS                                 24,723       25,448
   Net realized capital losses, after tax                   (514)     (36,258)
 ----------------------------------------------------------------------------
                                  NET INCOME (LOSS)   $   24,209   $  (10,810)
 ----------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)
                                  (UNAUDITED)
            --------------------------------------------------------

                                                         NINE MONTHS ENDED
                                                           SEPTEMBER 30,
 ----------------------------------------------------------------------------
                                                         2000         1999
 ----------------------------------------------------------------------------
 COMMON STOCK
   Beginning and end of year                           $  2,500     $  2,500
 ----------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS
   Beginning and end of year                           $226,043     $226,043
 ----------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, beginning of year                          $294,333     $247,969
   Net income (loss)                                     24,209      (10,810)
   Change in net unrealized capital gains (losses)
    on common stocks and other invested assets           (3,702)       1,489
   Change in asset valuation reserve                      1,288       18,079
   Change in non-admitted assets                         (3,126)       2,773
   Credit on reinsurance ceded                           (5,176)      (2,716)
 ----------------------------------------------------------------------------
   Balance, end of year                                $307,826     $256,784
 ----------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   End of year                                         $536,369     $485,327
 ----------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)
                                  (UNAUDITED)
            --------------------------------------------------------

                                                         NINE MONTHS ENDED
                                                           SEPTEMBER 30,
 ----------------------------------------------------------------------------
                                                         2000         1999
 ----------------------------------------------------------------------------
 OPERATING ACTIVITIES
   Premiums and annuity considerations                $3,776,739   $3,152,996
   Investment income                                      83,130       93,174
   Fee income                                            618,388      455,917
   Other income                                        1,114,139      949,553
 ----------------------------------------------------------------------------
     Total income                                      5,592,396    4,651,640
 ----------------------------------------------------------------------------
   Benefits paid                                       2,697,533      896,755
   Federal income taxes (recoveries) payments             (3,299)      24,000
   Net transfers to separate accounts                  2,597,386    3,231,911
   Other expenses                                        585,737      552,191
 ----------------------------------------------------------------------------
     Total benefits and expenses                       5,877,357    4,704,857
 ----------------------------------------------------------------------------
              NET CASH USED BY OPERATING ACTIVITIES     (284,961)     (53,217)
 ----------------------------------------------------------------------------
 INVESTING ACTIVITIES
   PROCEEDS FROM INVESTMENTS SOLD
   Bonds                                                 508,750      634,564
   Common stocks                                             614          754
   Mortgage loans                                         33,312       30,292
   Other                                                      --        1,351
 ----------------------------------------------------------------------------
                            NET INVESTMENT PROCEEDS      542,676      666,961
 ----------------------------------------------------------------------------

   COST OF INVESTMENTS ACQUIRED
   Bonds                                                 274,569      727,958
   Common stocks                                             468          166
   Mortgage loans                                          3,681       56,013
   Other                                                  32,356       39,099
 ----------------------------------------------------------------------------
                         TOTAL INVESTMENTS ACQUIRED      311,074      823,236
 ----------------------------------------------------------------------------
          NET CASH PROVIDED BY (USED FOR) INVESTING
                                         ACTIVITIES      231,602     (156,275)
 ----------------------------------------------------------------------------
 FINANCING AND MISCELLANEOUS ACTIVITIES
 Net other cash used                                        (918)     (24,952)
 ----------------------------------------------------------------------------
      NET CASH USED FOR FINANCING AND MISCELLANEOUS
                                         ACTIVITIES         (918)     (24,952)
 ----------------------------------------------------------------------------
 Net change in cash and short-term investments           (54,277)    (234,444)
 Cash and short-term investments, beginning of
  period                                                 267,579      469,955
 ----------------------------------------------------------------------------
     CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD   $  213,302   $  235,511
 ----------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(DOLLAR AMOUNTS IN MILLIONS UNLESS OTHERWISE STATED)

(Unaudited)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION:

The accompanying unaudited financial statements of Hartford Life and Annuity Insurance Company (the Company) have been prepared in conformity with statutory accounting practices prescribed by the National Association of Insurance Commissioners and the Connecticut Department of Insurance. Certain information and note disclosures which are normally included in financial statements prepared in accordance with statutory accounting practices have been condensed or omitted, although the Company believes that the disclosures made are adequate to make the information presented not misleading. In the opinion of management, these statements include all adjustments which were normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for the periods presented in accordance with statutory accounting practices. For a description of significant accounting policies, see Note 1 of Notes to Financial Statements in Hartford Life and Annuity Insurance Company's 1999 statutory basis financial statements.

Certain reclassifications have been made to prior year financial information to conform to the current year classification of transactions and accounts.

2. INVESTMENTS:

In October 1998, the Company became aware of allegations of improper activities at Commercial Financial Services Inc. (CFS), a securitizer and servicer of asset backed securities. On December 11, 1998, CFS filed for protection under Chapter 11 of the Bankruptcy Code and, in June 1999, CFS ceased operations. In August 1999, the Company sold all of its CFS holdings recognizing a $36, after tax, realized capital loss.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1999 and 1998, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 2 of notes to statutory financial statements. When financial statements are presented for purposes other than for filing with a regulatory agency, auditing standards generally accepted in the United States require that an auditors' report on them state whether they are presented in conformity with accounting principles generally accepted in the United States. The accounting practices used by the Company vary from accounting principles generally accepted in the United States as explained and quantified in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with statutory accounting practices as described in Note 2.

Hartford, Connecticut
January 31, 2000                                             ARTHUR ANDERSEN LLP

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                        AS OF DECEMBER 31,
------------------------------------------------------------------------------------------------
                                                                      1999              1998
------------------------------------------------------------------------------------------------
ASSETS
  Bonds                                                            $ 1,465,815       $ 1,453,792
  Common stocks                                                         42,430            40,650
  Mortgage loans                                                        63,784            59,548
  Policy loans                                                          59,429            47,212
  Cash and short-term investments                                      267,579           469,955
------------------------------------------------------------------------------------------------
  Other invested assets                                                  2,892             2,188
------------------------------------------------------------------------------------------------
  Total cash and invested assets                                     1,901,929         2,073,345
  Investment income due and accrued                                     21,069            20,126
  Other assets                                                          39,576            45,691
  Separate account assets                                           44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------
LIABILITIES
  Aggregate reserves for future benefits                           $   591,621       $   579,140
  Policy and contract claim liabilities                                  7,677             5,667
  Liability for premium and other deposit funds                      1,969,262         2,011,672
  Asset valuation reserve                                                4,935            21,782
  Payable to affiliates                                                 14,084            19,271
  Accrued expense allowances and other amounts due from
   separate accounts                                                (1,377,927)       (1,173,513)
  Remittances and items not allocated                                  111,582            87,449
  Other liabilities                                                    118,464           111,182
  Separate account liabilities                                      44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        46,304,740        34,538,928
------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS
  Common stock                                                           2,500             2,500
  Gross paid-in and contributed surplus                                226,043           226,043
  Unassigned funds                                                     294,333           247,969
------------------------------------------------------------------------------------------------
                                   TOTAL CAPITAL AND SURPLUS           522,876           476,512
------------------------------------------------------------------------------------------------
                      TOTAL LIABILITIES, CAPITAL AND SURPLUS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
REVENUES
  Premiums and annuity considerations                              $  621,789   $  469,343   $  296,645
  Annuity and other fund deposits                                   2,991,363    2,051,251    1,981,246
  Net investment income                                               122,322      129,982      102,285
  Commissions and expense allowances on reinsurance ceded             379,905      444,241      396,921
  Reserve adjustment on reinsurance ceded                           1,411,342    3,185,590    3,672,076
  Fee income                                                          647,565      448,260      290,675
  Other revenues                                                          842        9,930       (2,043)
-------------------------------------------------------------------------------------------------------
                                              TOTAL REVENUES        6,175,128    6,738,597    6,737,805
-------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
  Death and annuity benefits                                           47,372       43,152       65,961
  Disability and other benefits                                         6,270        6,352        7,532
  Surrenders and other fund withdrawals                             1,250,813      739,663      454,417
  Commissions                                                         467,338      435,994      470,334
  Increase (Decrease) in aggregate reserves for future
   benefits                                                            12,481      (10,711)      33,213
  (Decrease) Increase in liability for premium and other
   deposit funds                                                      (47,852)     218,642      640,840
  General insurance expenses                                          192,196      190,979       77,237
  Net transfers to separate accounts                                4,160,501    4,956,007    4,914,980
  Other expenses                                                       35,385       22,091       15,671
-------------------------------------------------------------------------------------------------------
                                 TOTAL BENEFITS AND EXPENSES        6,124,504    6,602,169    6,680,185
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS
  Before federal income tax (benefit) expense                          50,624      136,428       57,620
  Federal income tax (benefit) expense                                (10,231)      35,887      (14,878)
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS                                               60,855      100,541       72,498
  Net realized capital (losses) gains, after tax                      (36,428)       2,085        1,544
-------------------------------------------------------------------------------------------------------
                                                  NET INCOME       $   24,427   $  102,626   $   74,042
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                        FOR THE YEARS ENDED
                                                                            DECEMBER 31,
-------------------------------------------------------------------------------------------------
                                                                     1999       1998       1997
-------------------------------------------------------------------------------------------------
COMMON STOCK
  Beginning and end of year                                        $  2,500   $  2,500   $  2,500
-------------------------------------------------------------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS
  Beginning and end of year                                         226,043    226,043    226,043
-------------------------------------------------------------------------------------------------
UNASSIGNED FUNDS
  Balance, beginning of year                                        247,969    143,257     74,570
  Net income                                                         24,427    102,626     74,042
  Change in net unrealized capital gains on common stocks
   and other invested assets                                          2,258      1,688      2,186
  Change in asset valuation reserve                                  16,847     (8,112)    (6,228)
  Change in non-admitted assets                                       6,557     (1,277)    (1,313)
  Credit on reinsurance ceded                                        (3,725)     9,787         --
-------------------------------------------------------------------------------------------------
  Balance, end of year                                              294,333    247,969    143,257
-------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS,
  End of year                                                      $522,876   $476,512   $371,800
-------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and annuity considerations                              $3,613,217   $2,520,655   $2,277,874
  Net investment income                                               122,998      127,425      101,991
  Fee income                                                          647,565      448,260      290,675
  Other income                                                      1,799,323    3,644,704    4,091,043
-------------------------------------------------------------------------------------------------------
    Total income                                                    6,183,103    6,741,044    6,761,583
-------------------------------------------------------------------------------------------------------
  Benefits paid                                                     1,303,801      790,051      529,733
  Federal income tax (recoveries) payments                             (8,815)      25,780      (14,499)
  Net transfers to separate accounts                                4,364,914    5,222,144    5,199,354
  Other expenses                                                      669,525      626,240      547,692
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                     6,329,425    6,664,215    6,262,280
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES         (146,322)      76,829      499,303
-------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                                               753,358      633,926      614,413
  Common stocks                                                           939       34,010       11,481
  Mortgage loans                                                       53,704       85,275           --
  Other                                                                 1,490       19,990          152
-------------------------------------------------------------------------------------------------------
                                     NET INVESTMENT PROCEEDS          809,491      773,201      626,046
-------------------------------------------------------------------------------------------------------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                                               804,947      586,913      848,267
  Common stocks                                                           464        7,012       28,302
  Mortgage loans                                                       57,665       59,702       85,103
  Other                                                                14,211       11,847       26,227
-------------------------------------------------------------------------------------------------------
                                  TOTAL INVESTMENTS ACQUIRED          877,287      665,474      987,899
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES       $  (67,796)  $  107,727   $ (361,853)
-------------------------------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Net other cash provided (used)                                       11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY (USED FOR) FINANCING
                                AND MISCELLANEOUS ACTIVITIES           11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and short-term investments           (202,376)     160,523      132,602
Cash and short-term investments, beginning of year                    469,955      309,432      176,830
-------------------------------------------------------------------------------------------------------
                CASH AND SHORT-TERM INVESTMENTS, END OF YEAR       $  267,579   $  469,955   $  309,432
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 1999
(AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI.

In 1998, the Company changed its name to Hartford Life and Annuity Insurance Company from ITT Hartford Life and Annuity Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements of the Company were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Current prescribed statutory accounting practices include accounting publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING PRACTICES VERSUS GAAP

Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policy for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. When policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) providing for income taxes based on current taxable income only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes or required under GAAP;

(5) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(6) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(9) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as available-for-sale and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting; and

(10) statutory accounting calculates separate account liabilities using prescribed actuarial methodologies, which approximate the market value of separate account assets less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                         1999          1998          1997
                                     ----------------------------------------
GAAP Net Income                      $    75,654   $    74,525   $    58,050
Deferral and amortization of policy
 acquisition costs, net                 (272,171)     (331,882)     (345,657)
Change in unearned revenue reserve       (64,915)       23,118         4,058
Deferred taxes                            57,833         2,476        47,092
Separate account expense allowance       214,388       259,287       282,818
Asset impairments and write-downs        (17,250)       17,250            --
Benefit reserve adjustment                11,491         5,360        24,666
Gain on commutation of reinsurance
 (Note 4)                                     --        52,026            --
Prepaid reinsurance premium               (3,524)           --            --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,207           466         3,015
                                     ----------------------------------------
               STATUTORY NET INCOME  $    24,427   $   102,626   $    74,042
                                     ----------------------------------------
GAAP Stockholder's Equity            $   676,428   $   648,097   $   570,469
Deferred policy acquisition costs     (1,887,824)   (1,615,653)   (1,283,771)
Unearned revenue reserve                  95,965       160,951       134,789
Deferred taxes                           122,105        68,936        64,522
Separate account expense allowance     1,398,030     1,183,642       924,355
Asset impairments and write-downs             --        17,250            --
Unrealized losses (gains) on
 investments                              26,292       (24,955)      (21,451)
Benefit reserve adjustment                81,111        69,233        16,378
Asset valuation reserve                   (4,935)      (21,782)      (13,670)
Adjustment relating to Lyndon
 contribution (Note 4)                        --            --       (23,671)
Prepaid reinsurance premium               (7,728)       (4,204)           --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,718        (5,003)        3,850
                                     ----------------------------------------
      STATUTORY CAPITAL AND SURPLUS  $   522,876   $   476,512   $   371,800
                                     ----------------------------------------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from

2.5% to 8.75% and using the Commissioners Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 1999 (including general and separate account liabilities) is as follows:

                                                                             % of
                                                                 Amount     Total
                                                              --------------------
Subject to discretionary withdrawal:
                                                              --------------------
With market value adjustment                                  $     4,564      0.0%
At book value less current surrender charge of 5% or more       1,427,302      3.2%
At market value                                                42,431,996     95.4%
                                                              --------------------
Total with adjustment or at market value                       43,863,862     98.6%

At book value without adjustment (minimal or no charge or
 adjustment):                                                     573,583      1.3%

Not subject to discretionary withdrawal:                           34,816      0.1%
                                                              --------------------
Total, gross                                                   44,472,261    100.0%
Reinsurance ceded                                                      --
                                                              ------------
Total, net                                                    $44,472,261
                                                              ------------

INVESTMENTS

Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $4,935 and $21,782 as of December 31, 1999 and 1998, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage sold. The IMR balance as of December 31, 1999 is an asset balance of $981 and is reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The IMR balance as of December 31, 1998 is a liability balance of $452 and is reflected as an other liability. The net capital (losses) gains transferred to the IMR in 1999, 1998 and 1997 were $(1,255), $852 and $(719), respectively. The amount of income (expense) amortized from the IMR in 1999, 1998 and 1997 included in the Company's Statements of Operations, was $178, $(207), and $(85), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The NAIC adopted the Codification of Statutory Accounting Principles in March 1998. The proposed effective date for this statutory accounting guidance is January 1, 2001. It is expected that Connecticut, the Company's domiciliary state, will adopt these accounting standards and, therefore, the Company will make the necessary accounting and reporting changes required for implementation. The Company has not yet determined the impact that these new accounting standards will have on its statutory basis financial statements.

3. INVESTMENTS:

  (a) COMPONENTS OF NET INVESTMENT INCOME

                                                                1999       1998      1997
                                                              -----------------------------
Interest income from bonds and short-term investments         $113,646   $123,370   $100,475
Interest income from policy loans                                3,494      3,133     1,958
Interest and dividends from other investments                    6,371      4,482     1,005
                                                              -----------------------------
Gross investment income                                        123,511    130,985   103,438
Less: investment expenses                                        1,189      1,003     1,153
                                                              -----------------------------
                                       NET INVESTMENT INCOME  $122,322   $129,982   $102,285
                                                              -----------------------------

  (b) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS

                                                                1999       1998      1997
                                                              -----------------------------
Gross unrealized capital gains                                $    561   $ 10,905   $23,357
Gross unrealized capital losses                                 (6,441)      (833)   (1,906)
                                                              -----------------------------
Net unrealized capital (losses) gains                           (5,880)    10,072    21,451
Balance, beginning of year                                      10,072     21,451     7,979
                                                              -----------------------------
CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND
                                      SHORT-TERM INVESTMENTS  $(15,952)  $(11,379)  $13,472
                                                              -----------------------------

  (c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                               1999     1998      1997
                                                              --------------------------
Gross unrealized capital gains                                $2,508   $ 2,204   $   537
Gross unrealized capital losses                                  (24)   (1,871)   (1,820)
                                                              --------------------------
Net unrealized capital gains (losses)                          2,484       333    (1,283)
Balance, beginning of year                                       333    (1,283)   (3,447)
                                                              --------------------------
     CHANGE IN NET UNREALIZED CAPITAL GAINS ON COMMON STOCKS  $2,151   $ 1,616   $ 2,164
                                                              --------------------------

  (d) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                1999      1998     1997
                                                              --------------------------
Bonds and short-term investments                              $(37,959)  $1,314   $ (120)
Common stocks                                                      104    1,624      421
Other invested assets                                              172       (1)    (307)
                                                              --------------------------
Realized capital (losses) gains                                (37,683)   2,937       (6)
Capital gains benefit                                               --       --     (831)
                                                              --------------------------
Net realized capital (losses) gains                            (37,683)   2,937      825
Less: amounts transferred to the IMR                            (1,255)     852     (719)
                                                              --------------------------
                         NET REALIZED CAPITAL (LOSSES) GAINS  $(36,428)  $2,085   $1,544
                                                              --------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $1,367,027, $1,354,563 and $1,435,820, gross realized capital gains of $1,106, $1,705, and
$964 and gross realized capital losses of $39,065, $391, and $1,084, respectively, before transfers to the IMR. Sale of common stocks for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $939, $33,088, and $10,168, gross realized capital gains of $115, $1,688, and $421 and gross realized capital losses of $11, $64, and $0, respectively.

  (e) DERIVATIVE INVESTMENTS

The Company had no significant derivative holdings as of December 31, 1999, 1998 or 1997.

  (f) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentrations of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 1999.

  (g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                        1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,768     $  1      $   (37)   $    4,732
  -- Guaranteed and sponsored -- asset backed                         170,746       --           --       170,746
  States, municipalities and political subdivisions                    10,401       --          (48)       10,353
  International governments                                             7,351       94          (15)        7,430
  Public utilities                                                     18,413       92          (73)       18,432
  All other corporate -- excluding asset-backed                       592,233      374       (6,194)      586,413
  All other corporate -- asset-backed                                 539,688       --           --       539,688
  Short-term investments                                              228,105       --           --       228,105
  Certificates of deposit                                               5,158       --          (74)        5,084
  Parents, subsidiaries and affiliates                                117,057       --           --       117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,693,920     $561      $(6,441)   $1,688,040
                                                                   ----------------------------------------------

                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,562     $1,105     $   (24)    $ 5,643
    Common stock -- affiliated                                      35,384      1,403          --      36,787
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $39,946     $2,508     $   (24)    $42,430
                                                                   --------------------------------------------

                                                                                        1998
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,982   $    35      $  (2)    $    5,015
  -- Guaranteed and sponsored -- asset-backed                          75,615        --         --         75,615
States, municipalities and political subdivisions                      10,402       415         --         10,817
International governments                                               7,466       568         --          8,034
Public utilities                                                       94,475     1,330        (39)        95,766
All other corporate -- excluding asset-backed                         607,679     8,473       (792)       615,360
All other corporate -- asset-backed                                   505,900        --         --        505,900
Short-term investments                                                343,783        --         --        343,783
Certificates of deposit                                               130,216        84         --        130,300
Parents, subsidiaries and affiliates                                  117,057        --         --        117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,897,575   $10,905      $(833)    $1,907,647
                                                                   ----------------------------------------------

                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,933     $  290     $   (50)    $ 5,173
    Common stock -- affiliated                                      35,384      1,914      (1,821)     35,477
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $40,317     $2,204     $(1,871)    $40,650
                                                                   --------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 1999 by estimated maturity year are shown below. Asset-backed securities, including mortgage-backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or prepayment provisions.

                                      Amortized     Estimated
             Maturity                    Cost       Fair Value
                                     --------------------------
One year or less                      $  545,290    $  543,397
Over one year through five years         692,881       690,476
Over five years through ten years        370,835       369,548
Over ten years                            84,914        84,619
                                     --------------------------
                              TOTAL   $1,693,920    $1,688,040
                                     --------------------------

Bonds with a carrying value of $10,457 were on deposit as of December 31, 1999 with various regulatory authorities as required.

  (h) FAIR VALUE OF FINANCIAL INSTRUMENTS-BALANCE SHEET ITEMS (IN MILLIONS):

                                                1999                        1998
                                     --------------------------  --------------------------
                                       Carrying     Estimated      Carrying     Estimated
                                        Amount      Fair Value      Amount      Fair Value
                                     ------------------------------------------------------
ASSETS
  Bonds and short-term investments      $1,694        $1,688        $1,898        $1,908
  Common stocks                             42            42            41            41
  Policy loans                              59            59            47            47
  Mortgage loans                            64            64            60            60
  Other invested assets                      3             3             2             2
LIABILITIES
  Deposit funds and other benefits      $2,051        $2,017        $2,078        $2,053

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stock, and other invested assets approximate those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

4. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly.

In 1995, The Hartford was "spun-off" from ITT Industries, Inc. and became its own, autonomous entity. In conjunction with this spin-off, the assets and liabilities of Lyndon Insurance Company (Lyndon) were merged into the Company. The statutory net assets contributed to the Company as a result of this transaction were approximately $112 million and were reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. This amount was approximately $41 million lower than the value of net assets contributed on a GAAP basis.

The majority of the business written in Lyndon was assumed from an unaffiliated insurer. In 1998, this unaffiliated insurer recaptured the inforce blocks of business it had been ceding to the Company through Lyndon. In conjunction with this commutation transaction, the Company transferred statutory basis reserves of $26,404. Additionally, the Company received fair value consideration for the bonds it transferred which exceeded the statutory statement value of these assets by $25,622. As a result of this activity, the Company recognized a pre-tax gain from this transaction of $52,026 in its 1998 Statements of Operations.

There were no material reinsurance recoverables from reinsurers outstanding as of and for the years ended, December 31, 1999 and 1998.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

1999                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  784,502     $    53     $  (192,934)   $  591,621
Policy and Contract Claim
 Liabilities                          $    7,827     $   203     $      (353)   $    7,677

Premium and Annuity Considerations    $  674,219     $ 1,261     $   (53,691)   $  621,789
Annuity and Other Fund Deposits       $6,195,917     $    --     $(3,204,554)   $2,991,363
Death, Annuity, Disability and
 Other Benefits                       $   65,251     $ 1,104     $   (12,713)   $   53,642
Surrenders                            $2,541,449     $    --     $(1,290,636)   $1,250,813

1998                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  713,375     $    50     $  (134,285)   $  579,140
Policy and Contract Claim
 Liabilities                          $    5,895     $    85     $      (313)   $    5,667

Premium and Annuity Considerations    $  483,328     $24,954     $   (38,939)   $  469,343
Annuity and Other Fund Deposits       $6,461,470     $    --     $(4,410,219)   $2,051,251
Death, Annuity, Disability and
 Other Benefits                       $   64,331     $ 1,574     $   (16,401)   $   49,504
Surrenders                            $1,481,797     $    --     $  (742,134)   $  739,663

1997                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Premium and Annuity Considerations    $  266,427     $51,630     $   (21,412)   $  296,645
Annuity and Other Fund Deposits       $6,515,347     $    --     $(4,534,101)   $1,981,246
Death, Annuity, Disability and
 Other Benefits                       $   79,779     $   839     $    (7,126)   $   73,492
Surrenders                            $  882,094     $    --     $  (427,677)   $  454,417

5. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, LTD.

For additional information, see Notes 4, 6, and 8.

6. FEDERAL INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. The Hartford and its non-life subsidiaries filed a single consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. The life insurance companies filed a separate consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. Federal income taxes (received) paid by the Company for operations and capital gains (losses) were $(8,815), $25,780, and $(14,499) in 1999, 1998 and 1997, respectively. The effective tax rate was (73)%, 27%, and
(28)% in 1999, 1998 and 1997, respectively.

The following schedule provides a reconciliation of the tax provision (including realized capital gains(losses)) at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions):

                                                              1999   1998   1997
                                                              ------------------
Tax provision at U.S. Federal Statutory rate                  $ 5    $48    $ 20
Tax deferred acquisition costs                                 31     25      25
Statutory to tax reserve differences                           (7)     8       1
Investments                                                   (31)   (60)    (61)
Other                                                          (8)    15      (1)
                                                              ------------------
                        FEDERAL INCOME TAX (BENEFIT) EXPENSE  $(10)  $36    $(16)
                                                              ------------------

7. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1999, 1998 or 1997. The amount available for dividend in 2000 is approximately $60,855.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $762, $1,045 and $840 for 1999, 1998 and 1997, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 1999, 1998 or 1997.

The assumed rate in the per capita cost of health care (the health care trend rate) was 7.1% for 1999, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of HLI or certain other investments, are matched to a limit of 3% of compensation.

9. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $44.9 billion and $32.9 billion as of December 31, 1999 and 1998, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risk and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $493 million, $363 million, and $252 million in 1999, 1998 and 1997, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

10. COMMITMENTS AND CONTINGENT LIABILITIES:

  (a) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

  (b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $523, $1,043 and $1,544 in 1999, 1998, and 1997, respectively, of which $318, $995, and $548 in 1999, 1998 and 1997, respectively were estimated to be creditable against premium taxes.

  (c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. As of March 31, 2000, the audit was in its initial stage and no material issues had been raised.

                                OTHER INFORMATION

Item 27.  Exhibits

         (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

         (b) Not Applicable.

         (c) Principal Underwriting Agreement.(2)

         (d) Form of Flexible Premium Variable Life Insurance Policy.(1)

         (e) Form of Application for Flexible Premium Variable Life Insurance Policies.(1)

         (f) Certificate of Incorporation of Hartford(2) and Bylaws of Hartford.(2)

         (g) Contracts of Reinsurance.(1)

         (h) Form of Participation Agreement.(3)

         (i) Not Applicable.

         (j) Not Applicable.

         (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

         (l) Opinion and Consent of Thomas P. Kalmbach, FSA., MAAA.

         (m) Not Applicable.

--------
(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61267, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on January 23, 1996.

(2) Incorporated by reference to Pre-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-61267, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on August 28, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6, File No. 33-61267, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on April 12, 1999.

         (n)  Consent of Arthur Andersen LLP, Independent Public Accountants.

         (o)  No financial statement will be omitted.

         (p)  Not Applicable.

         (q)  Memorandum describing transfer and redemption procedures.(1)

         (r)  Power of Attorney.

         (r)  Organizational Chart.

Item 28.  Officers and Directors.


NAME                                          POSITION WITH HARTFORD
----                                          ----------------------
David A. Carlson                              Vice President
Peter W. Cummins                              Senior Vice President
Bruce W. Ferris                               Vice President
Timothy M. Fitch                              Vice President & Actuary
Mary Jane B. Fortin                           Vice President & Chief Accounting Officer
David T. Foy                                  Senior Vice President, Chief Financial Officer and Treasurer,
                                              Director*
Lois W. Grady                                 Senior Vice President
Stephen T. Joyce                              Senior Vice President
Michael D. Keeler                             Vice President
Robert A. Kerzner                             Senior Vice President
Thomas M. Marra                               President, Director*
Steven L. Matthiesen                          Vice President & Actuary
Deanne Osgood                                 Vice President
Craig R. Raymond                              Senior Vice President and Chief Actuary
Christine Hayer Repasy                        Senior Vice President, General Counsel, and Corporate Secretary,
                                              Director*
Lowndes A. Smith                              Chairman of the Board, Chief Executive Officer, Director*
Joe M. Thomson                                Senior Vice President
John C. Walters                               Executive Vice President, Director*
David M. Znamierowski                         Senior Vice President and Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

  *  Denotes Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 1.7.

Item 30:  Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Equity Sales Company, Inc. ("HESCO") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 31. Principal Underwriters

             (a) HESCO acts as principal underwriter for the following investment companies:

                  Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust Separate Account
                  Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A
                  Hartford Life and Annuity Insurance Company - Separate Account VL I
                  Hartford Life and Annuity Insurance Company - Separate Account VL II
                  Hartford Life and Annuity Insurance Company - ICMG
                  Registered Variable Life Separate Account One

              (b) Directors and Officers of HESCO

                                       POSITIONS AND OFFICES
                   NAME                WITH UNDERWRITER
                  ------               ---------------------
            David A. Carlson         Vice President
            Peter W. Cummins         Senior Vice President
            David T. Foy             Treasurer
            J. Richard Garrett       Vice President
            Christine Hayer Repasy   Senior Vice President, General
                                     Counsel and Corporate Secretary, Director
            George R. Jay            Controller
            Robert A. Kerzner        Executive Vice President, Director
            Joseph F. Mahoney        Executive Vice President
            Thomas M. Marra          President, Director
            Lowndes A. Smith         Chief Executive Officer
            John C. Walters          Executive Vice President

Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34.   Representation of Reasonableness of Fees

Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on the 4th day of December, 2000.

HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY SEPARATE ACCOUNT VL I
(Registrant)

*By: DAVID T. FOY
     -------------------------------------
     David T. Foy, Senior Vice President
      And Treasurer                             *By: /S/ CHRISTOPHER M. GRINNELL
                                                     ---------------------------
                                                     Christopher M. Grinnell
                                                     Attorney-In-Fact
HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY
 (Depositor)

*By: DAVID T. FOY
     -------------------------------------
     David T. Foy, Senior Vice President
     and Treasurer


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer and Treasurer, Director*
Christine Hayer Repasy, Senior Vice President, General
     Counsel and Corporate Secretary, Director*
Thomas M. Marra, President, Director*                     *By: /S/ CHRISTOPHER M. GRINNELL
Lowndes A. Smith, Chairman of the Board,                       ----------------------------
     Chief Executive Officer, Director *                          Christopher M. Grinnell
John C. Walters, Executive Vice President, Director*              Attorney-in-Fact
David M. Znamierowski, Senior Vice President
     and Chief Investment Officer, Director*

                                                           Date: December 4, 2000

                                  EXHIBIT INDEX

1.3 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.4   Opinion and Consent of Thomas P. Kalmbach, FSA, MAAA.

1.5   Consent of Arthur Andersen LLP, Independent Public Accountants.

1.6   Power of Attorney.

1.7   Organizational Chart.